Registration No. 33-23223
                                                     File No. 811-5582

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /


         PRE-EFFECTIVE AMENDMENT NO. ___                               /   /


         POST-EFFECTIVE AMENDMENT NO. 13                              / X /


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /


         Amendment No. 12                                            / X /


                            OPPENHEIMER CASH RESERVES
      -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                3410 South Galena Street, Denver, Colorado 80231
      -------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 1-303-671-3200
      -------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
      -------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

       /   /  Immediately upon filing pursuant to paragraph (b)


       / X /  On November 26, 1996 pursuant to paragraph (b)


       /   /  60 days after filing pursuant to paragraph (a)(1)

           /   /  On _______, pursuant to paragraph (a)(1)

           /   /  75 days after filing pursuant to paragraph (a)(2)

          /   /  On _______ pursuant to paragraph (a)(2)

              of Rule 485.


-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended July 31, 1996 was filed on September 26, 1996.

                                    FORM N-1A

                            OPPENHEIMER CASH RESERVES

                              Cross Reference Sheet


Part A of
Form N-1A
Item No.               Prospectus Heading
----------             -------------------
      1                Front Cover Page
      2                About the Fund - Expenses; Brief Overview of the Fund
      3                Financial Highlights; Performance of the Fund
      4                Front Cover Page; How the Fund is Managed -
                       Organization and History; Investment Objective and
                       Policies
      5                How the Fund is Managed; Back Cover; About the Fund -
                       Expenses
      6                How the Fund is Managed -- Organization and History;
                       The Manager and Its Affiliates - The Transfer Agent;
                       Dividends, Capital Gains and Taxes
      7                Shareholder Account Rules and Policies; How to Buy
                       Shares; Special Investor Services; How to Sell Shares;
                       How to Exchange Shares; Back Cover; Appendix
      8                How to Sell Shares; Special Investor Services
      9                *


Part B of
Form N-1A
Item No.               Statement of Additional Information Heading
---------              --------------------------------------------
      10               Cover Page
      11               Cover Page
      12               *
      13               Investment Objective and Policies; Other Investment
                       Techniques and Strategies; Other Investment
                       Restrictions
      14               How the Fund is Managed -- Trustees and Officers of
                       the Fund
      15               How the Fund is Managed - Major Shareholders
      16               How the Fund is Managed - The Manager and Its
                       Affiliates; Distribution and Service Plans
      17               How the Fund is Managed - The Manager and Its
                       Affiliates
      18               About Your Account - How to Buy Shares
      19               About Your Account - How to Buy Shares; How to Sell

                       Shares; How to Exchange Shares
      20               Dividends, Capital Gains and Taxes
      21               How the Fund is Managed - The Distributor
      22               Performance of the Fund
      23               Financial Information About the Fund - Financial
                       Statements


---------------
* Not applicable or negative answer.

OPPENHEIMER
Cash Reserves


Prospectus dated November 26, 1996

Oppenheimer Cash Reserves is a "money-market" mutual fund that seeks the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specified quality standards.


         An investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share of each class of shares, there can be no assurance that it will be able to do so.


         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the November 26, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                                      LOGO



Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the F.D.I.C. or any other agency and involve investment risks, including the possible loss of the principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

                  ABOUT THE FUND

3                 Expenses

5                 Brief Overview of the Fund

7                 Financial Highlights

11                Investment Objective and Policies

15                How the Fund is Managed

17                Performance of the Fund


                  ABOUT YOUR ACCOUNT


18                How to Buy Shares
                  Buying Class A Shares
                  Buying Class B Shares
                  Buying Class C Shares


24                Special Investor Services
                  AccountLink
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans


26                How to Sell Shares
                  By Mail
                  By Telephone
                  By Wire
                  By Check Writing


29                How to Exchange Shares

30                Shareholder Account Rules and Policies

32                Dividends, Capital Gains and Taxes

ABOUT THE FUND

Expenses


         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Each class of shares bears different expenses. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as shareholder transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during the fiscal period from January 1, 1996 to July 31, 1996.

         o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page 18 for an explanation of how and when these charges apply.


                                                        Class A                Class B                Class C
                                                        Shares                 Shares                 Shares
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    None                   None                     None
on Purchases (as a % of
offering price)
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales                                  None                   5% in the                1% if redeemed
Charge (as a % of the lower                                                    first year,              within 12
of the original offering                                                       declining                months of
price or redemption                                                            to 1% in the             purchase(3)
proceeds)                                                                      sixth year and
                                                                               eliminated
                                                                               thereafter(2)
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on                                 None                   None                     None
Reinvested Dividends
------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                          None(1)                5.0%(1)(2)              1.0%(1)(3)
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None                   None                     None
------------------------------------------------------------------------------------------------------------------------

1. There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemption proceeds paid by check or by ACH

                                                        -3-




transfer through AccountLink, or, with respect to Class A shares only, for which check writing privileges are used (see "How to Sell Shares").
2. See "How to Buy
Shares - Class B Shares," below for more information on contingent deferred sales charges.
3. See "How to Buy Shares - Class C Shares," below for more information on contingent deferred sales charges.



         o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth below in "How the Fund is Managed". The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal and other expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.


                               Annual Fund Operating Expenses (as a percentage of average net assets)

                                                   Class A                Class B                Class C
                                                   Shares                 Shares                 Shares
-----------------------------------------------------------------------------------------------------------
Management Fees                                    0.50%                  0.50%                  0.50%
-----------------------------------------------------------------------------------------------------------
12b-1 Distribution Plan                            0.20%                  0.75%                  0.75%
Fees
-----------------------------------------------------------------------------------------------------------
Other Expenses                                     0.36%                  0.36%                  0.36%
-----------------------------------------------------------------------------------------------------------
Total Fund Operating                               1.06%                  1.61%                  1.61%
Expenses
-----------------------------------------------------------------------------------------------------------



         The numbers in the table above are based upon the Fund's expenses in its fiscal period from January 1, 1996 to July 31, 1996. These amounts are shown as a percentage of average net assets of each class of the Fund's shares for that period.

         The "12b-1 Distribution Plan Fees" for Class A shares are the service plan fees (which can be up to a maximum of 0.20% of average annual net assets of that class), and for Class B and Class C shares, are the asset-based sales charge of 0.75%. At present, the service fee paid on Class B and Class C shares has been set at zero but a service fee of up to 0.25% is permitted.


         The actual expenses for each class of shares in future years may be more or less than the numbers below, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

         o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses chart above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                                            1 year            3 years            5 years           10 years(1)
--------------------------------------------------------------------------------------------------------------
Class A Shares                              $11               $34                $58               $129
--------------------------------------------------------------------------------------------------------------
Class B Shares                              $66               $81                $108              $163
--------------------------------------------------------------------------------------------------------------
Class C Shares                              $26               $51                $88               $191
--------------------------------------------------------------------------------------------------------------


         If you did not redeem your investment, it would incur the following expenses:

                                            1 year            3 years            5 years           10 years(1)
--------------------------------------------------------------------------------------------------------------
Class A Shares                              $11               $34                $58               $129
--------------------------------------------------------------------------------------------------------------
Class B Shares                              $16               $51                $88               $163
--------------------------------------------------------------------------------------------------------------
Class C Shares                              $16               $51                $88               $191
--------------------------------------------------------------------------------------------------------------

1. In the first example, expenses include the applicable Class B or Class C contingent deferred sales charge. In the second example, Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares

                                                        -5-




after 6 years. Because of the asset-based sales charge and contingent deferred sales charge, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.



         These examples show the effect of expenses on an investment in the Fund, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.


A Brief Overview Of The Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

         o What Is The Fund's Investment Objective? The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal.


         o What Does The Fund Invest In? The Fund invests in money market securities meeting specified quality standards consistent with Rule 2a-7 under the Investment Company Act of 1940 (the "Investment Company Act"). Those securities may include U.S. government securities, bank obligations, commercial paper and certain corporate debt obligations. These investments are more fully explained in "Investment Objective and Policies", starting on page 11.

         o  Who Manages The Fund?  The Fund's investment advisor (the
"Manager") is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $55 billion in assets as of September 30, 1996. The Fund's portfolio manager, who is employed by the Manager and is primarily responsible for the selection of the Fund's securities, is Dorothy
G. Warmack. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 15 for more information about the Manager and its fees.

         o How Risky Is The Fund? The Fund is a money market fund that seeks to maintain a net asset value per share of $1.00 but there is no guarantee it will do so for each of its three classes of shares. Like all investments, the value of the Fund's investments are subject to interest rate risks and credit risks, and their value will vary inversely with changes in interest rates. The types of securities in which the Fund invests are of shorter maturities and the Fund generally holds them to maturity, and price fluctuations should not affect the value of the Fund's shares. While the Fund is a conservative investment for those seeking income, liquidity and stability of principal, it is important to note that the Fund's shares are not guaranteed by the U.S. Government or insured by the Federal Deposit Insurance Corporation ("FDIC"). For a further discussion, see "Investment Policies and Strategies" below and "Determination of Net Asset Value Per Share" in the Statement of Additional Information.

         o How Can I Buy Shares? You can buy Class A shares through your broker, dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. The Fund's Class B and Class C shares are generally available only by exchange at net asset value of Class B shares or Class C shares of other Oppenheimer funds. Class B and Class C shares may be purchased directly only by participants in the OppenheimerFunds prototype 401(k) plans. Please refer to "How to Buy Shares" starting on page 18 for more details.


         o Will I Pay A Sales Charge To Buy Shares? No. Shares of the Fund may be purchased at their net asset value, which will remain fixed at $1.00 per share except under extraordinary circumstances. However, Class B and Class C shares of the Fund may be subject to a contingent deferred sales charge when redeemed, and Class B and Class C shares are subject to an annual asset-based sales charge. There can be no assurance that the Fund's net asset value will not vary.

         o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer or by writing a check against your Fund account, or by wire to a previously designated bank account.

Please refer to "How to Sell Shares" starting on page 26. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 29.


         o How Has The Fund Performed? The Fund measures its performance by quoting its "yield" and "compounded effective yield," which measure historical performance. Those yields can be compared to the yields of other money market funds. Please remember that past performance does not guarantee future results.

Financial Highlights


The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report on the Fund's Financial Statements for the fiscal period from January 1, 1996 to July 31, 1996, is included in the Statement of Additional Information.

                                                              ---------------------------------------------------------------------
                                                              FINANCIAL HIGHLIGHTS

                                     CLASS A
                                                              ---------------------------------------------------------------------
                                  SEVEN MONTHS
                                      ENDED
                                                               JULY 31,            YEAR ENDED DECEMBER 31,
                                                                1996(2)               1995              1994              1993
                                                              ---------            ---------         ---------         ---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $    1.00            $    1.00         $    1.00         $    1.00
                                                              ---------            ---------         ---------         ---------
Income from investment operations - net
investment income and net realized gain                             .03                  .05               .03               .02
Dividends and distributions to shareholders                        (.03)                (.05)             (.03)             (.02)
                                                              ---------            ---------         ---------         ---------
Net asset value, end of period                                $    1.00            $    1.00         $    1.00         $    1.00
                                                              =========            =========         =========         =========
TOTAL RETURN, AT NET ASSET VALUE(6)                                2.68%                4.84%             3.22%             2.05%
                                                              ---------            ---------         ---------         ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $ 170,031            $ 148,529         $  99,361         $  70,924
                                                              ---------            ---------         ---------         ---------
Average net assets (in thousands)                             $ 149,889            $ 105,349         $  87,908         $  76,910
                                                              ---------            ---------         ---------         ---------
Ratios to average net assets:
Net investment income                                              4.47%(7)             4.71%             3.25%             1.99%
Expenses, before voluntary reimbursement by the Manager            1.06%(7)             1.36%             1.32%             1.55%
Expenses, net of voluntary reimbursement by the Manager             N/A                  N/A               N/A               N/A


                                                              ---------------------------------------------------------------------
                                                              FINANCIAL HIGHLIGHTS

                                     CLASS A
                                                              ---------------------------------------------------------------------


                                                              YEAR ENDED DECEMBER 31,
                                                                1992              1991              1990                1989(4)
                                                              ---------         ---------         ---------           ---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $    1.00         $    1.00         $    1.00           $    1.00
                                                              ---------         ---------         ---------           ---------
Income from investment operations - net
investment income and net realized gain                             .03               .06               .07                 .08
Dividends and distributions to shareholders                        (.03)             (.06)             (.07)               (.08)
                                                              ---------         ---------         ---------           ---------
Net asset value, end of period                                $    1.00         $    1.00         $    1.00           $    1.00
                                                              =========         =========         =========           =========
TOTAL RETURN, AT NET ASSET VALUE(6)                                3.07%             5.67%             7.60%               8.46%
                                                              ---------         ---------         ---------           ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $  89,266         $ 112,883         $  44,293           $  19,227
                                                              ---------         ---------         ---------           ---------
Average net assets (in thousands)                             $ 104,970         $ 105,352         $  32,637           $   6,280
                                                              ---------         ---------         ---------           ---------
Ratios to average net assets:
Net investment income                                              3.07%             5.13%             7.32%               8.10%(7)
Expenses, before voluntary reimbursement by the Manager            1.42%             1.22%             1.29%               1.74%(7)
Expenses, net of voluntary reimbursement by the Manager            1.25%             1.15%             1.00%               1.00%(7)


                                                              ---------------------------------------------------------------------
                                                              FINANCIAL HIGHLIGHTS

                                     CLASS B
                                                              ---------------------------------------------------------------------
                                  SEVEN MONTHS
                                      ENDED
                                                              JULY 31,          YEAR ENDED DECEMBER 31,
                                                               1996(2)           1995               1994              1993(3)
                                                              ---------         ---------          ---------         ---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $    1.00         $    1.00          $    1.00         $    1.00
                                                              ---------         ---------          ---------         ---------
Income from investment operations - net
investment income and net realized gain                             .02               .04                .03                --(5)
Dividends and distributions to shareholders                        (.02)             (.04)              (.03)               --(5)
                                                              ---------         ---------          ---------         ---------
Net asset value, end of period                                $    1.00         $    1.00          $    1.00         $    1.00
                                                              =========         =========          =========         =========
TOTAL RETURN, AT NET ASSET VALUE(6)                                2.35%             4.26%              2.54%             0.56%
                                                              ---------         ---------          ---------         ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $  85,573         $  37,378          $  46,803         $     628
                                                              ---------         ---------          ---------         ---------
Average net assets (in thousands)                             $  49,226         $  35,360          $  21,262         $     454
                                                              ---------         ---------          ---------         ---------
Ratios to average net assets:
Net investment income                                              3.91%(7)          4.15%              3.05%             1.49%(7)
Expenses, before voluntary reimbursement by the Manager            1.61%(7)          1.92%              1.89%             2.12%(7)
Expenses, net of voluntary reimbursement by the Manager             N/A               N/A                N/A               N/A


                                                              ---------------------------------------------------------------------
                                                              FINANCIAL HIGHLIGHTS

                                     CLASS C
                                                              ---------------------------------------------------------------------
                                  SEVEN MONTHS
                                      ENDED
                                                              JULY 31,              YEAR ENDED DECEMBER 31,
                                                               1996(2)               1995              1994              1993(1)
                                                              --------              --------          --------          --------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $   1.00              $   1.00          $   1.00          $   1.00
                                                              --------              --------          --------          --------
Income from investment operations - net
investment income and net realized gain                            .02                   .04               .02                  (5)
Dividends and distributions to shareholders                       (.02)                 (.04)             (.02)               --(5)
                                                              --------              --------          --------          --------
Net asset value, end of period                                $   1.00              $   1.00          $   1.00          $   1.00
                                                              ========              ========          ========          ========
TOTAL RETURN, AT NET ASSET VALUE(6)                               2.35%                 4.21%             2.51%             0.14%
                                                              --------              --------          --------          --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $ 11,717              $  5,024          $  5,604          $      1
                                                              --------              --------          --------          --------
Average net assets (in thousands)                             $  6,333              $  6,040          $  2,107          $      1
                                                              --------              --------          --------          --------
Ratios to average net assets:
Net investment income                                             3.91%(7)              4.12%             3.19%             1.18%(7)
Expenses, before voluntary reimbursement by the Manager           1.61%(7)              1.97%             1.90%             2.35%(7)
Expenses, net of voluntary reimbursement by the Manager            N/A                   N/A               N/A               N/A

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
2.   The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from August 17, 1993 (inception of offering) to December 31, 1993.
4. For the period from January 3, 1989 (commencement of operations) to December 31, 1989.
5.   Less than $0.005 per share.
6. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
7.   Annualized.

Investment Objective and Policies


Objective. The Fund seeks the maximum current income that is consistent with stability of principal.

Investment Policies and Strategies. In seeking its objective, the Fund invests in money market securities meeting specified quality standards consistent with Rule 2a-7 under the Investment Company Act. Shares of each class may be purchased at their respective net asset value, which will remain fixed at $1.00 per share except under extraordinary circumstances. Class B shares and Class C shares may be acquired by exchange of Class B and Class C shares, respectively, of other Oppenheimer funds or through the OppenheimerFunds prototype 401(k) plans. There can be no assurance that the Fund's net asset values will not vary from $1.00 per share or that the Fund will achieve its investment objective.

         o Money Market Securities. The following is a brief description of the types of money market securities in which the Fund may invest:


                  o U.S. Government Securities. Obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.


                  o Bank  Obligations  and  Instruments  Secured  Thereby.  Time
deposits, certificates of deposit and bankers' acceptances if they are (1) obligations of a domestic bank with total assets of at least $1 billion or (2) U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations, such as other debt obligations guaranteed by the bank. The term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the FDIC. The term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments), and foreign branches of foreign banks.

                  o Commercial Paper. Commercial paper is short-term, unsecured promissory notes of a domestic or foreign company. The Fund's purchase of commercial paper is limited to an issuer's direct obligations that at the time of the Fund's purchase o f them are Eligible Securities (defined below). They also must be rated by at least one Rating Organization (defined below) in one of the two highest rating categories for short-term debt securities. They may also be an issuer's unrated securities judged by the Manager to be comparable to these other types of rated securities.

                  o Corporate Obligations. Corporate debt obligations other than commercial paper of issuers that at the time of purchase are Eligible Securities that are rated by at least one Rating Organization in one of the two highest rating categories for short-term debt securities, or comparable unrated securities.

                  o Other Obligations. Obligations other than those listed above if they are (1) subject to repurchase agreements or (2) guaranteed as to principal and interest by a domestic bank having total assets in excess of $1 billion or by a corporation whose commercial paper may be purchased by the Fund.


                  o Board-Approved Instruments. These are U.S. dollar-denominated investments which the Manager, under Board approved procedures, determines present minimal credit risks and which are of "high quality" as determined by any Rating Organization or, in the case of an instrument that is not rated, of comparable quality to an instrument that is an "Eligible Security,". Currently, such Board-approved instruments include, but are not limited to dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements, subject to restrictions adopted by the Board. The Board may change its restrictions from time to time.

         o Portfolio Quality and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under the Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities".

         An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" (as defined in the Rule) ("Rating Organizations"), or, if only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to "Eligible Securities" rated by Rating Organizations may also be an "Eligible Security".


          The Rule permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities rated in the highest rating category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization. Comparable unrated securities may also be First Tier Securities. Under the Rule, the Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities."

     In addition to the overall 5% limit on Second Tier Securities, the Fund may not invest more than (i) 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
(ii) 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. The Fund's Board must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating Organization. Additionally, under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. Certain of the Fund's investment policies are more restrictive than the provisions of Rule 2a-7. See "Other Investment Restrictions," below. For example, as a matter of fundamental policy, the Fund cannot invest in any debt instrument having a maturity in excess of one year from the date of purchase, unless subject to a demand feature not exceeding one year that requires payment on not more than 30 days' notice. The Board regularly reviews reports from the Manager with respect to compliance by the Manager with the Fund's procedures and with the Rule.


     Appendix A of the Statement of Additional Information contains descriptions of the rating categories of Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above. Subsequent downgrades in ratings may require reassessments of the credit risks presented by a security and may require their sale. The rating restrictions described in this Prospectus do not apply to banks in which the Fund's cash is kept.


         o Can the Fund's Investment Objective and Policies Change?
The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment polices. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information states that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

         The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information).


Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.


         o Floating Rate/Variable Rate Notes. The Fund may purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of such notes is greater than one year, they may be purchased if they have a demand feature which may not exceed one year and requires payment on not more than 30 days' notice.

         o Obligations of Foreign Banks and Foreign Branches of U.S.
Banks. Because the Fund may invest in U.S. dollar-denominated securities of (1) foreign banks that are payable in the U.S. or in London, England, and (2) foreign branches of U.S. banks, the Fund may be subject to additional investment risks different from those incurred by an investment company that invests only in debt obligations of domestic branches of U.S. banks. Such risks may include future political and economic developments of the country in which the bank or branch is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations, or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all U.S. and state banking laws and regulations applicable to domestic banks (relating to maintenance of reserves, loan limits and financial soundness) apply to foreign branches of domestic banks, and none of them apply to foreign banks.

         o Bank Loan Participation Agreements. Subject to the provisions of Rule 2a-7 and the limitation on "illiquid securities," below, the Fund may invest in bank loan participation agreements that provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. The Fund must look to the creditworthiness of the borrower obligated to make principal and interest payments on the loan.

         o Asset-Backed Securities. Subject to Rule 2a-7, the Fund may invest in asset-backed securities which are fractional interests in pools of consumer loans and other trade receivables. They are issued by trusts and special purpose corporations. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.

         These securities are frequently supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. A risk of these securities is that the issuer of the security may have no security interest in the related collateral.



         o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. See the Statement of Additional Information for more details.


         o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.


Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

         o invest in any debt instrument having a maturity in excess of one year from the date of purchase, unless purchased subject to a demand feature which may not exceed one year and requires payment on not more than 30 days' notice;

         o enter into a repurchase agreement or purchase a security subject to a call for redemption if the scheduled repurchase or redemption date is greater than one year;

         o with respect to 75% of its assets, purchase securities issued or guaranteed by any one issuer (except the U.S. Government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would then own more than 10% of that issuer's voting securities;


         o concentrate investments to the extent of 25% of its assets in any industry; except for obligations of foreign banks or foreign branches of domestic banks, the instruments set forth in "Bank
Obligations and Instruments Secured Thereby" and "U.S. Government
Securities" under "Investment Objective and Policies" are not subject to this limitation;


         o make loans, except that the Fund may purchase debt instruments described in "Investment Objective and Policies" and repurchase agreements, and the Fund may lend its portfolio securities as described under "Loans of Portfolio Securities" in the Statement of Additional Information; or


         o borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.


         Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Other Investment Restrictions" in the Statement of Additional Information.


How the Fund is Managed


Organization and History. The Fund was organized in 1988 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company with an unlimited number of authorized shares of beneficial interest.


         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and the officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Consequently, the dividends paid on Class B and Class C shares will be lower than the dividends paid on Class A shares. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities, its fees and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since 1959. The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of September 30, 1996, held in more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

         o Portfolio Manager. The Manager has designated Dorothy G. Warmack as the Portfolio Manager of the Fund. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since January, 1992. Ms. Warmack is also an officer of Centennial Asset Management Corporation, an investment advisor subsidiary of the Manager, a Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds.

         o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.50% of the first $250 million of net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the fiscal period from January 1, 1996 to July 31, 1996 was 0.50% of average annual net assets for Class A, Class B and Class C shares, respectively.

         The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders, but are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

         o The Distributor. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's distributor. The Distributor also distributes the shares of the other Oppenheimer funds managed by the Manager, and is sub- distributor for funds managed by a subsidiary of the Manager.


         o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown on the back cover.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "yield" and "compounded effective yield" to illustrate its performance. This performance information may be useful to help you see how well your investment has done and to compare it to other money market funds.

         It is important to understand that the Fund's yields represent past performance and should not be considered to be predictions of future performance. This performance data is described below, but more detailed information about how yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you acquire.

         o Yield. The "yield" of each class of shares of the Fund is the net investment income generated by an investment in a class of shares of the Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment.

         o Compounded Effective Yield. The "compounded effective yield" of each class of shares of the Fund is calculated similarly, but the annualized income earned by an investment in a class of shares of the Fund is assumed to be reinvested. The "compounded effective yield" will be slightly higher than the yield because of the effect of the assumed reinvestment.

ABOUT YOUR ACCOUNT

How to Buy Shares


Classes of Shares. The Fund's Class A shares may be purchased without sales charge. Class B shares may generally be acquired only by exchange of Class B shares of other Oppenheimer funds. Class C shares may generally be acquired only by exchange of Class C shares of other Oppenheimer funds. Class B and Class C shares may be purchased directly only by participants in the OppenheimerFunds prototype 401(k) plans. Participants in such 401(k) plans must request the administrator of the 401(k) plans to purchase shares of the Fund.

         o Class A Shares. You may buy Class A shares without paying a sales charge. However, if Class A shares acquired by an exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, a Class A contingent deferred sales charge may be deducted from the proceeds. That sales charge will be equal to 1.0% of either (1)the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.


         o Class B Shares. If you acquire Class B shares, you pay no sales charge at the time of purchase. However, if you redeem your shares, a 5% contingent deferred sales charge is normally imposed on shares redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. See "Buying Class B
Shares".

         o Class C Shares. If you acquire Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%. See "Buying Class C Shares".


         o At What Price Are Shares Sold? The offering price of shares of each class is the net asset value per share, without an initial sales charge (but Class B and C shares may be subject to a contingent deferred sales charge when they are redeemed, as described in the preceding sections). The net asset value of each class of shares will normally be fixed at $1.00 per share, except under extraordinary circumstances, which are more fully discussed in "Determination of Net Asset Value Per Share" in the Statement of Additional Information. The Fund intends to be as fully invested as practicable to maximize its yield. Therefore, dividends will accrue on newly-purchased shares only after the purchase order is accepted by the Distributor, as described below.


         In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes. The close of the New York Stock Exchange is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean New York time). The net asset value of each class is determined as of that time on each day The New York Stock Exchange is open (which is referred to in this Prospectus as a "regular business day"). If you buy shares through a dealer, unless your dealer uses the "guaranteed payment" procedure described below, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

         o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders.

         o Buying Shares Through Your Dealer. Your broker or dealer will place your order with the Distributor on your behalf.

         o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor to be sure it is appropriate for you.


                  o Payment by Check. If payment is made by check in U.S. dollars drawn on a U.S. bank, dividends will begin to accrue on the next regular business day after the purchase order is accepted by the Distributor.

                  o Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and to receive further instructions.

                  o Guaranteed Payment. Broker-dealers that have sales agreements with the Distributor may place purchase orders with the Distributor before the close of The New York Stock Exchange on a regular business day, and the order will be effected that day if the broker-dealer guarantees that the Fund's Custodian Bank will receive Federal Funds to pay for the purchase by 2:00 P.M., on the next regular business day. Dividends will begin to accrue on shares purchased in this way on the regular business day the Federal Funds are received by the required time.

         o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds, or transmit dividends and distributions to your bank account.

         Shares are purchased for your account through AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the Application or the dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.


         o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


Buying Class A Shares. You can open a Fund account for Class A shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

         With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.


         Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.


         There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


         o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.


         Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.20% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares may be acquired at net asset value per share only by exchange of Class B shares of other Oppenheimer funds, except that direct purchases are permitted in certain cases, described below. Class B shares may be purchased directly only by plan administrators or plan sponsors on behalf of plan participants in OppenheimerFunds prototype 401(k) plans. On direct purchases of the Fund's Class B shares, the Distributor pays sales commissions of 3.00% of the purchase price to dealers from its own resources at the time of sale. If Class B shares are redeemed within 6 years of the direct purchase or the purchase of the Class B shares of other Oppenheimer funds that were exchanged for Class B shares of this Fund, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions).

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since
Beginning of Month in                       Contingent Deferred Sales Charge
which Purchase Order                        On Redemptions in that Year
Was Accepted                                (As % of Amount Subject to Charge)
-------------------------------------------------------------------------
0 - 1                                       5.0%
-------------------------------------------------------------------------
1 - 2                                       4.0%
-------------------------------------------------------------------------
2 - 3                                       3.0%
-------------------------------------------------------------------------
3 - 4                                       3.0%
-------------------------------------------------------------------------
4 - 5                                       2.0%
-------------------------------------------------------------------------
5 - 6                                       1.0%
-------------------------------------------------------------------------
6 and following                             None


         In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.



         o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares of the Fund or Class B shares of another Oppenheimer fund that are exchanged for Class B shares of the Fund, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares may be acquired at net asset value per share only by exchange of Class C shares of other Oppenheimer funds, except that direct purchases are permitted in certain cases, described below. Class C shares may be purchased directly only by plan administrators or plan sponsors on behalf of participants in OppenheimerFunds prototype 401(k) plans. On direct purchases of the Fund's Class C shares, the Distributor pays sales commissions of 1.00% of the purchase price to dealers from its own resources at the time of sale. However, if Class C shares are redeemed within 12 months of the direct purchase or the purchase of the Class C shares that were exchanged, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions).

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor in connection with the distribution of Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor is also authorized to receive a service fee of 0.25% per year. At present the service fee paid on Class B and Class C shares by the Fund to the Distributor and by the Distributor to dealers is set at zero. Under each Plan, both fees are computed on the average annual net assets of shares in the respective class, determined as of the close of each regular business day during the period.

         The Plans enable the Distributor to offer an exchange privilege between Class B and Class C shares of the Fund and Class B and Class C shares of other Oppenheimer funds, as described below, without assessing a contingent deferred sales charge at the time of the exchange. The asset-based sales charge paid to the Distributor by the Fund and the payment of the contingent deferred sales charges are intended to compensate the Distributor for its activities related to the offering of Class B and Class C shares of Oppenheimer funds.

         If the service fee were paid, the Distributor would use it to compensate dealers for providing personal service and account maintenance services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The asset-based sales charge increases Class B and Class C expenses by up to 0.75% of average net assets per year, and if the service fee were paid, it would further increase each class' expenses by 0.25% of average net assets per year.

         Payments to the Distributor under the Plans are at a fixed rate that is not related to the Distributor's expenses. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Plans. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

         On direct purchases of Class B shares, the Distributor currently pays sales commissions of 3.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor retains the Class B asset-based sales charge.

         On direct purchases of Class C shares, the Distributor currently pays sales commissions of 1.00% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

         o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charge will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below.

 Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

         o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
         o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder including a trustee of a"grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);
         o returns of excess contributions to Retirement Plans;
         o distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request; and
         o shares redeemed involuntarily as described in "Shareholder
Account Rules and Policies" below; or
         o distributions from OppenheimerFunds prototype 401(k) plans (a) for hardship withdrawals; (b) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (c) to meet minimum distribution requirements as defined in the Internal Revenue Code; (d) to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code; or (e) for separation from service.

Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

o  shares sold to the Manager or its affiliates;

o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and o shares issued in plans of reorganization to which the Fund is a party.


Special Investor Services


AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions, including purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.


         AccountLink privileges should be requested on the Application you use to buy shares or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

         o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

         o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.
         o Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.
         o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:


         o Automatic Withdrawal Plans. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details. Class B and Class C shareholders should not establish Automatic Withdrawal Plans because of the possible imposition of a contingent deferred sales upon redemption of such shares.


         o Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer fund account is $25. These exchanges are subject to the terms of the exchange privilege, described in "How to Exchange Shares," below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased by exchanging shares from another Oppenheimer fund account on which you already paid a sales charge, or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. It does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:


         o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses
         o 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations
         o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment
         o Pension and Profit-Sharing Plans for self-employed persons and small business owners
         o 401(k) Prototype Retirement Plans for businesses


         Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares


You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. Please call your broker or dealer for more information about this procedure. The Fund offers you a number of ways to sell your shares: in writing, by telephone or by wire or by using the Fund's check writing privilege. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you are a participant in an OppenheimerFunds 401(k) plan, you must request the administrator of the plan to sell your shares. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.


         |X| Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

         |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

         o you wish to redeem more than $50,000 worth of shares and receive a check
         o the check is not payable to all shareholders listed on the account statement
         o the check is not sent to the address of record on your
statement
         o shares are being transferred to a Fund account with a
different         owner or name
         o shares are redeemed by someone other than the owners (such as an Executor)

         |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.


Selling Shares by Mail. Write a "letter of instructions" that includes:

         o your name
         o the Fund's name
         o your Fund account number (from your account statement) o the dollar amount or number of shares to be redeemed

         o any special payment instructions
         o any share certificates for the shares you are selling
         o the signatures of all registered owners exactly as the account is registered, and
         o any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

         o To redeem shares through a service representative, call 1-
800-852-8457
         o To redeem shares automatically on PhoneLink, call 1-800-533-
3310

         Whichever method you use, you may have a check sent to the address on the account, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that account.

         o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days of changing the address on an account.


         o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the

ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares by Wire. You may also request that redemption proceeds of $2,500 or more be wired in Federal Funds to a previously designated account at a commercial bank that is a member of the Federal Reserve wire system. There is a $10 fee for each wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457.


Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


Check Writing. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish Check Writing in one of the other Oppenheimer funds, you may call 1-800-525-7048 to request Check Writing for an account in this Fund that has the same registration as that other fund account.

         o Check writing privileges are not available for accounts holding Class B shares or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.
         o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
         o Checks must be written for at least $100.
         o Checks cannot be paid if they are written for more than your account value.
         o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
         o Don't use your checks if you changed your Fund account number.

         The Fund will charge a $10 fee for any check that is not paid because (1) the owners of the account told the Fund not to pay the check, or (2) the check was for more than the account balance, or (3) the check did not have proper signatures, or (4) the check was written for less than $100.


How to Exchange Shares


Shares of the Fund may be exchanged for shares of the same class of other Oppenheimer funds. Fund shares purchased by reinvesting dividends from another fund, or by exchange of shares from other Oppenheimer fund accounts on which you paid a sales charge may be exchanged at net asset value per share at the time of exchange, without sales charge. However, when you exchange other shares of the Fund, including shares purchased directly and shares purchased by reinvesting the Fund's dividends or distributions, for shares of Oppenheimer funds that have a sales charge, you will be subject to that charge. To exchange shares, you must meet several conditions:


         o Shares of the fund selected for exchange must be available for sale in your state of residence
         o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
         o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
         o You must meet the minimum purchase requirements for the fund you purchase by exchange
         o Before exchanging into a fund, you should obtain and read its prospectus


         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered "Class A" shares for this purpose. Participants in an OppenheimerFunds prototype 401(k) plan must request the administrator of the plan to exchange their shares. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


         Exchanges may be requested in writing or by telephone:

         o Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address listed in "How to Sell
Shares."

         o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852- 8457 or by using
PhoneLink for automated exchanges, by calling 1- 800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.


         You can find a list of other Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain this information by calling a service representative at 1-800-525-7048. This list can change from time to time. For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund.


         There are certain exchange policies you should be aware of:

         o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.
         o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.


         o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
         o For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.
         o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

         o Net Asset Value Per Share of each class of the Fund will normally be maintained at $1.00, except under extraordinary circumstances (see "Determination of Net Asset Value Per Share" in the Statement of Additional Information).


         o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

         o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

         o The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither it nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

         o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

         o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200.

         o Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to the Statement of Additional Information for more details.

         o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

         o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee.

That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. The Fund will charge a $10 transaction fee for sending redemption proceeds by Federal Funds wire. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.


         o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report and updated prospectus to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund declares dividends daily from net investment income of each class and pays those dividends to shareholders monthly as of a date selected by the Board of Trustees. To effect its policy of maintaining a net asset value of $1.00 per share of each class, under certain circumstances, the Fund may withhold dividends or make distributions from capital or capital gains.


Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.


Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

         o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
         o Reinvest Capital Gains Only. You can elect to reinvest capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
         o Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank on AccountLink.
         o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

         o Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference, if any, between the price you paid for the shares and the price you received when you sold them.

         o Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.


         This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Oppenheimer Cash Reserves
3410 South Galena Street
Denver, Colorado 80231

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street, Suite 3600
Denver, Colorado 80202-3942

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
Colorado State Bank Building
1600 Broadway
Denver, Colorado 80202-4918

No broker, dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

Oppenheimer Cash Reserves

3410 South Galena Street, Denver, Colorado 80231
1-800-525-7048


Statement of Additional Information dated November 26, 1996


         This Statement of Additional Information of Oppenheimer Cash Reserves is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 26, 1996. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


Contents
                                                                          Page


About the Fund
Investment Objective and Policies............................................2
     Investment Policies and Strategies......................................2
Other Investment Techniques and Strategies...................................5
Other Investment Restrictions................................................6
How the Fund is Managed......................................................7
     Organization and History................................................7
     Trustees and Officers of the Fund.......................................8
     The Manager and Its Affiliates.........................................13
Performance of the Fund.....................................................15
Distribution and Service Plans..............................................16


About Your Account
How To Buy Shares...........................................................18
How To Sell Shares..........................................................22
How To Exchange Shares......................................................27
Dividends, Capital Gains and Taxes..........................................29
Additional Information About the Fund.......................................30

Financial Information About the Fund
Independent Auditors' Report................................................31
Financial Statements........................................................32

Appendices
Appendix A: Description of Securities Ratings...............................A-1
Appendix B: Industry Classifications........................................B-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information are defined in the Prospectus.


         The Fund's objective is to seek maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a capital gain or loss.

         o Ratings of Securities. The Prospectus describes "Eligible Securities" in which the Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, OppenheimerFunds, Inc. (the "Manager") will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security. In each of the foregoing instances, Board action is not required if the Fund disposes of the security within five days of the Manager learning of the downgrade, in which event the Manager will provide the Board with subsequent notice of such downgrade. The Rating Organizations currently designated as such by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch, Inc. A description of the ratings categories of those Rating Organizations is contained in Appendix A.


         o U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and include Treasury Bills

(which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). The Fund does not generally intend to routinely invest a significant portion of its assets in U.S. Government Securities. All Treasury securities are backed by the full faith and credit of the United States. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

         Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the ability of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look to the agency issuing the obligation for repayment and will not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

         Among the U.S. Government Securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, the Government National Mortgage Association ("Ginnie Mae") and the Federal Home Loan Mortgage
Association ("Freddie Mac"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation," which is similar to a conventional bond and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.


         Mortgage-backed securities and collateralized mortgage obligations are subject to prepayments as interest rates decline, which shortens the weighted average life of the Mortgage Backed Securities or Collateralized Mortgage Obligations. Conversely, if interest rates increase, prepayments of the underlying mortgages may decline, which would extend the weighted average life of the Mortgage Backed Securities or Collateralized Mortgage Obligations.


         o Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). These securities must meet the standards required under Rule 2a-7. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset- backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage backed securities.

         o Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no more than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

         o Master Demand Notes. Variable rate demand notes may include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. Because these obligations are direct lending arrangements between the note purchaser and issuer of the note, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the note issuer to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.


         o Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the amount in excess of that $100,000 will not be insured.


         o Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in "Investment Objective and Policies" in the Prospectus as to investments in illiquid securities. These participation agreements provide the Fund an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the Fund's participation interest bears to the total principal amount of the loan. The issuing bank may have no obligation to the Fund other than to pay it principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income or principal, or both.

Other Investment Techniques and Strategies


         o Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank, or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set forth by the Fund's Board of Trustees from time to time), for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "Investment Company Act"), collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound, and the Manager will continuously monitor the collateral's value.

         o  Loans of Portfolio Securities.   To attempt to increase its income,
the Fund may lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. The Fund must receive collateral for such loans. After any loan, the value of the securities loaned must not exceed 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

         Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian, administrative or other fees in connection with such a loan, and will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.


         o Illiquid and Restricted Securities. Illiquid securities in which the Fund may invest include issues which only may be redeemed by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities which cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Restricted securities that are not illiquid, in which the Fund may invest, include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Other Investment Restrictions

The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares.

         Under these additional restrictions, which are fundamental policies, the Fund cannot:

         o invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

         o invest in real estate; however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;

         o purchase securities on margin or make short sales of securities;


         o invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its Manager who beneficially own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;


         o underwrite securities of other companies except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

         o invest more than 5% of its total  assets in  securities  of companies
that  have  operated  less  than  three  years,   including  the  operations  of
predecessors; or

         o  purchase  securities  of  other  investment  companies,   except  in
connection with a merger, consolidation, acquisition or reorganization.

         In connection with the qualification of its shares in certain states, the Fund has undertaken that in addition to the above, it will not: (1) invest in real estate limited partnerships unless readily marketable; or (2) invest any part of its assets in oil, gas or other mineral exploration or development leases. In the event that the Fund's shares cease to be qualified under such laws or if such undertaking(s) otherwise cease to be operative, the Fund would not be subject to such restrictions.

         For purposes of the Fund's policy not to concentrate in securities of issuers as described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.


         The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Fund, and any shareholder of the Fund, agrees under the Fund's Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand which may arise out of any dealings with the Fund, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. All of the Trustees are also Trustees, Directors or Managing General Partners of Centennial America Fund, L.P., Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust, Daily Cash Accumulation Fund, Inc., Oppenheimer Champion Income Fund, Oppenheimer Equity Income Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Integrity Funds, Oppenheimer International Bond Fund, Oppenheimer High Yield Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund,
Oppenheimer  Strategic  Income  &  Growth  Fund,   Oppenheimer  Municipal  Fund,
Oppenheimer Total Return Fund, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc., (the "Denver-based Oppenheimer funds"), except for Mr. Fossel and Ms. Macaskill who are not Trustees or Directors Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds and Panorama Series Fund, Inc. Mr. Fossel also is not a trustee of Centennial New York Tax Exempt Trust and he is not a Managing General Partner of Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman of the Denver-based Oppenheimer funds. Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold similar positions as officers of all such funds. As of November 1, 1996, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan two of the officers listed below, Ms. Macaskill and Mr. Donohue, are trustees), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

ROBERT G. AVIS, Trustee*; Age 65
One North Jefferson Avenue, St. Louis, Missouri 63103
         Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment advisor and trust company, respectively).

WILLIAM A. BAKER, Trustee; Age 81
197 Desert Lakes Drive, Palm Springs, California 92264
         Management Consultant.

CHARLES CONRAD, JR., Trustee; Age 66
1501 Quail Street, Newport Beach, California 92660
         Chairman and Chief Executive Officer of Universal Space Lines, Inc. (A space services management company); formerly, Vice President of McDonnell Douglas Space Systems Co. and associated with National Aeronautics and Space Administration.

JON S. FOSSEL, Trustee*; Age 54
Box 44 Mead Street, Waccabuc, New York 10597
         Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation; Formerly Chairman and a director of OppenheimerFunds, Inc. ("OFI"), the immediate parent of Centennial Asset Management Corporation ("Manager"); formerly President and a director of Oppenheimer Acquisition Corp.("OAC"), OFI's parent holding company; formerly a director of Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of OFI.

SAM FREEDMAN, Trustee; Age 56
4975 Lakeshore Drive, Littleton, Colorado 80123
         Formerly, Chairman and Chief Executive Officer of OppenheimerFunds Services (a transfer agent); Chairman, Chief Executive Officer and a director of SSI; Chairman, Chief Executive Officer and director of SFSI; Vice President and a director of OAC and a director of the Manager.

RAYMOND J. KALINOWSKI, Trustee; Age 67
44 Portland Drive, St. Louis, Missouri 63131
         Director of Wave Technologies International, Inc.(a computer products training company), formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc.
         (a broker-dealer), of which he was a Senior Vice President.

C. HOWARD KAST, Trustee; Age 74
2552 E. Alameda, Denver, Colorado 80209
         Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

ROBERT M. KIRCHNER, Trustee; Age 75
7500 East Arapahoe Road, Englewood, Colorado 80112
         President of The Kirchner Company (management consultants).

BRIDGET A. MACASKILL, President and Trustee*; Age 48
Two World Trade Center, New York, New York 10048-0203
         President, Chief Executive Officer and a director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; Chairman and a director of SSI and SFSI; President and a director of OAC and Oppenheimer Partnership Holdings Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management , Inc. ("Real Asset"); formerly an Executive Vice President of the Manager.

NED M. STEEL, Trustee; Age 81
3416 South Race Street, Englewood, Colorado 80110
         Chartered Property and Casualty Underwriter; Director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a director of the Van Gilder Insurance Corp.
         (insurance brokers).

JAMES C. SWAIN, Chairman, Chief Executive Officer and Trustee*; Age 63
3410 South Galena Street, Denver, Colorado 80231
         Vice Chairman of the Manager; formerly President and a director of Centennial Management Corporation, an investment advisor subsidiary of the Manager ("Centennial") and formerly Chairman of the Board of SSI.

DOROTHY WARMACK, Vice President and Portfolio Manager; Age 60
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

ANDREW J. DONOHUE, Vice President and Secretary; Age 46
Two World Trade Center, New York, New York 10048-0203
         Executive Vice President and General Counsel of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"); President and a director of Centennial; Executive Vice President, General Counsel and a director of HarbourView, SFSI, SSI and Oppenheimer Partnership Holdings Inc.; President and a director of Real Asset; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (A broker-dealer); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor; Partner in Kraft & McManimon (a law firm); an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment advisor); director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

GEORGE C. BOWEN, Vice President, Treasurer and Assistant Secretary; Age 60
3410 South Galena Street, Denver, Colorado 80231
         Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; Treasurer of OAC; Vice President and Treasurer of Real Asset; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc.; an officer of other Oppenheimer funds.

ROBERT J. BISHOP, Assistant Treasurer; Age 37
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company, Inc., a broker-dealer.

SCOTT T. FARRAR, Assistant Treasurer; Age 31
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers, Harriman Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company.

ROBERT G. ZACK, Assistant Secretary; Age 48
Two World Trade Center, New York, New York 10048-0203
         Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

---------------------
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

         o Remuneration of Trustees. The officers of the Fund are affiliated with the Manager. They and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill, Messrs. Fossel and Swain) receive no salary or fee from the Fund. The remaining Trustees of the Fund (excluding Mr. Freedman who did not become a Trustee until June 27, 1996) received the compensation shown below from the Fund during its fiscal year period of January 1, 1996 to July 31, 1996, and from all of the Denver-based Oppenheimer funds (including the Fund) for which they served as Trustee, Director or Managing General Partner. Compensation is paid for services in the positions listed beneath their names:


                                                                                        Total
                                                                                        Compensation
                                                                    Aggregate           From All
                                                                    Compensation        Denver-based
Name and Position                                                   from Fund           OppenheimerFunds(1)

Robert G. Avis                                                          $537                  $53,000
  Trustee

William A. Baker                                                        $743                  $73,255
  Audit and Review
  Committee Chairman
  and Trustee

Charles Conrad, Jr.                                                     $652                  $64,309
 Audit and Review
 Committee Member
 and Trustee

Raymond J. Kalinowski                                                   $659                  $65,000
 Risk Management Oversight
 Committee Member and
 Trustee

C. Howard Kast                                                          $659                  $65,000
 Risk Management
 Oversight Committee Member
 and Trustee

Robert M. Kirchner                                                      $692                  $68,292
 Audit and Review
 Committee Member
 and Trustee

Ned M. Steel                                                            $537                  $53,000
 Trustee
---------------------

(1) For the 1995 calendar year, during which the Denver-based Oppenheimer funds listed in the first paragraph of this section included Oppenheimer Strategic Investment Grade Bond Fund and Oppenheimer Strategic Short-Term Income Fund (which ceased operations following the acquisition of their assets by other Oppenheimer funds).



         o Major Shareholders. As of November 1, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned by certain of the Manager's directors and officers, some of whom may also serve as officers of the Fund and three of whom (Ms. Macaskill and Messrs. Fossel and Swain) serve as Trustees of the Fund.

         o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

         During the fiscal years ended December 31, 1994 and 1995 and the fiscal period of January 1, 1996 to July 31, 1996, the fees paid by the Fund to the Manager were $555,481, $732,759 and $596,591, respectively.

         The Investment Advisory Agreement provides that the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting by reason of its willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard for its obligations and duties thereunder. The Investment Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation, and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor is the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, and other than paid under the Distribution and Service Plan, are borne by the Distributor. During the fiscal period of January 1,

1996 to July 31, 1996, contingent deferred sales charges received and retained by the Distributor on Class B and Class C shares totaled $220,111 and $3,064, respectively. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.


         o The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.


         o Portfolio Transactions. Portfolio decisions are based upon the recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain prompt execution of orders at the most favorable net price. If brokers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The  research  services  provided  by  brokers  broaden  the  scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         No portfolio transactions will be handled by any securities dealer affiliated with the Manager. The Fund's policy of investing in short-term debt securities with maturities of less than one year results in high portfolio turnover and may increase the Fund's transaction costs.. However, since brokerage commissions, if any, are usually small, high turnover does not normally have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund


         o Yield Information. The current yield of each class is determined in accordance with regulations adopted under the Investment Company Act. Yield is calculated for a seven day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7, and
(c) subtracting 1 from the result. The "current yield" on Class A, Class B and Class C shares for the seven days ended July 31, 1996 was 4.32%, 3.77% and 3.76%, respectively. The "compounded effective yield" for that period on Class A, Class B and Class C shares was 4.41%, 3.84% and 3.83%, respectively.


         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         o Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yields and that of other investments by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)), which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposit by the 100 largest banks and thrift institutions in various metropolitan areas. However, a number of factors should be considered before using yield information as a basis for comparison with alternative investments. An investment in the Fund is not insured. Its yields are not guaranteed and normally will fluctuate on a daily basis. The yields for any given past period are not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yields are affected by portfolio quality, portfolio maturity, the types of instruments held, and the operating expenses of each class. When comparing the Fund's yields and investment risk with that of other investments, investors should understand that certain other investment alternatives, such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields or yields that may vary above a stated minimum, and may be insured or guaranteed. Certain types of bank accounts may not pay interest when the balance falls below a specified level and may limit the number of withdrawals by check per month.

Distribution and Service Plans


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act pursuant to which the Fund compensates the Distributor for its services in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for Class B and Class C shares, that vote was cast by the Manager as the then-sole initial holder of such shares of the Fund.

         In addition, under the Plans the Manager and the Distributor, in their sole discretion from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources.

         Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Either Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

         While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment. The reports for the Class B and Class C Plans shall also include the Distributor's distribution costs for that quarter and expenses carried forward to the next period. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of such Independent Trustees.


         Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. The Board of Trustees has set the asset-based sales charge at the maximum rate and set no minimum amount.

         Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in later periods. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

         Payments made under the Class A Plan for the fiscal period of January 1, 1996 to July 31, 1996 totaled $171,738 of which $36,675 was paid to MML Investor Services, Inc., an affiliate of the Distributor. Payments made under the Class B Plan and Class C Plan during the fiscal year ended July 31, 1996 totaled $213,875 and $27,500, respectively.


         Currently, the service fee paid on Class B and Class C shares is set at zero. If service fee payments are paid in the future, the Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. Any advance service fee payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B and Class C shares are redeemed during the first year such shares are outstanding, the Recipient would be obligated to repay a pro rata portion of such advance payment to the Distributor.


         A minimum holding period may be established from time to time under each Plan by the Board. The Board has set no minimum holding period under any Plan. All payments under the Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


         The  Class  B  and  Class  C  Plans  allow  for  the  carry-forward  of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. At this time, it is not expected that there will be significant carry-forward expenses. The Class B and Class C Plans enable the Distributor to offer an exchange privilege between Class B and Class C shares of the Fund and Class B and Class C shares of other Oppenheimer funds, respectively, without assessing a contingent deferred sales charge at the time of exchange. The asset-based sales charge paid to the Distributor by the Fund and the payment of the contingent deferred sales charges are intended to compensate the Distributor for its activities related to the offering of Class B and Class C shares of Oppenheimer funds. Such payments may also be used to pay for the following expenses in connection with the distribution of Class B and Class C shares of Oppenheimer funds: (i) financing the advance of any service fee payment to Recipients, (ii) compensation and expenses of personnel employed by the Distributor to support distribution of shares, and (iii) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees.

         The Distributor may enter into Supplemental Distribution Assistance Agreements (the "Agreements") under the Class A Plan with selected dealers distributing shares of the Fund, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Tax Exempt Trust and Centennial America Fund, L.P. Quarterly payments by the Distributor (which are not a Fund expense) will range from 0.10% to 0.30%, annually, of the average net asset value of Class A shares of the above-mentioned funds owned during the quarter beneficially or of record by the dealer or his customers. However, no payment shall be made to any dealer for any quarter during which the average value of Class A shares of the above-mentioned funds' shares owned during that quarter by the dealer or its customers is less than $5 million.

ABOUT YOUR ACCOUNT

How To Buy Shares


Alternative Sales Arrangements - Class A, Class B and Class C Shares. As stated in the Prospectus, Class B and Class C shares of the Fund may only be acquired by exchange of Class B and Class C shares, respectively, of other Oppenheimer funds or directly through the Oppenheimer prototype 401(k) plan. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares of Oppenheimer funds other than the Money Market Funds. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any exchange order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the other Oppenheimer funds instead.


         The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


         The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. These general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees,
(iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and any brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open by dividing the value of the Fund's net assets attributable to that class by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


          The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;
(ii) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iii) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (iv) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (i) and (ii) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

         In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may be earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described under "Check Writing" in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of the Fund to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


         There  are  sales  charges   applicable  to  the  purchase  of  certain
Oppenheimer funds. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

         o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Asset Allocation Fund
Oppenheimer Bond Fund for Growth
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Champion Income Fund
Oppenheimer Developing  Markets Fund
Oppenheimer Disciplined  Allocation Fund
Oppenheimer Disciplined  Value  Fund
Oppenheimer Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Income Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer International  Bond  Fund
Oppenheimer International  Growth  Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Main Street Income & Growth Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer New York Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Opportunity  Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Growth & Income Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Strategic Income Fund

Oppenheimer Target Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer Value Stock Fund
Oppenheimer World Bond Fund
Rochester Fund Municipals*
Rochester Portfolio Series - Limited Term New York Municipal Fund*


 the following "Money Market Funds":

Centennial Money Market Trust
Centennial Government Trust
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
----------------------------------------------------
*Shares of the Fund  are not presently exchangeable for shares of these funds.


How to Sell Shares

         Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.


         o Check Writing. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering check writing privileges at any time without prior notice.

         By choosing the Check Writing privilege, whether you do so by signing the Account Application or by completing a Check Writing card, the individuals signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if you choose to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Check Writing card or the Application, as applicable; and (4) understand(s) that the Check Writing privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.


         o Selling Shares by Wire. The wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

         o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value it portfolio securities described above under "Determination of Net Asset Value Per Share" and such valuation will be made as of the time the redemption price is determined.

         o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of such shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or may set requirements to increase the investment, and other terms and conditions so that the shares would not be involuntarily redeemed.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares of other Oppenheimer funds that you purchased subject to an initial sales charge, or shares on which a CDSC was paid, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. It does not apply to

Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.


Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.


Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the receipt of an order placed by such dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.


Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check, are payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. Class B shareholders should not establish withdrawal plans and Class C shareholders should not establish withdrawal plans that would require the redemption of shares held less than 12 months, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived).


        By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


         o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

         The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares


         As stated in the Prospectus, shares of a particular class of an Oppenheimer fund having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares, except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund, Inc., which only offer Class A shares, and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares. A current list of funds showing which funds offer which classes may be obtained by calling the Distributor at 1-800-525-7048.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of other Money Market Funds. Shares of a Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). Class A shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. Shares of this Fund acquired by reinvested dividends and distributions may be exchanged for shares of other Oppenheimer funds upon payment of the sales charge, if applicable, or may be used to purchase shares subject to a contingent deferred sales charge, if applicable. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge of 5% is imposed on Class B shares redeemed within one year of the initial purchase of the exchanged Class B shares, declining to 4% during the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year, and eliminated thereafter. The Class C contingent deferred sales charge of 1% is imposed on Class C shares redeemed within 12 months of the initial purchase of the exchanged Class C shares.


         For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

         The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

         When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).


         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege" above includes discussion of some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes


Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


         Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of this Fund as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in " The Oppenheimer Funds" above at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.


Additional Information About the Fund


The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

================================================================================
The Board of Trustees and Shareholders of Oppenheimer Cash Reserves:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Cash Reserves as of July 31, 1996, the related statements of operations for the seven months then ended and the year ended December 31, 1995, the statements of changes in net assets for the seven months ended July 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the period January 1, 1991 to July 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves at July 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
August 21, 1996





Statement of Investments   July 31, 1996


                                                                                                     Face           Value
                                                                                                     Amount         See Note 1
===================================================================================================================================
Certificates of Deposit--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Certificates
Of Deposit--1.9%                        Huntington National Bank, 5.09%, 8/21/96                    $ 5,000,000    $ 5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Eurodollar Certificates
Of Deposit--1.1%                        Deutsche Bank, 5.10%, 8/23/96                                 3,000,000      3,000,018
                                                                                                                     ---------
                                        Total Certificates of Deposit (Cost $8,000,018)                              8,000,018
===================================================================================================================================
Direct Bank Obligations--2.2%
-----------------------------------------------------------------------------------------------------------------------------------

                                        National Westminster Bank of Canada:
                                        4.94%, 8/15/96                                                3,000,000      2,994,242
                                        5.48%, 10/15/96                                               3,000,000      2,965,750
                                                                                                                     ---------
                                        Total Direct Bank Obligations (Cost $5,959,992)                              5,959,992
===================================================================================================================================
Letters of Credit--1.9%
-----------------------------------------------------------------------------------------------------------------------------------

                                        Credit Suisse, guaranteeing commercial paper of COSCO Co.,
                                        Ltd., 5.40%, 9/16/96 (Cost $4,965,500)                        5,000,000      4,965,500
===================================================================================================================================
Short-Term Notes--93.3%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages--1.8%                         Coca-Cola Enterprises, Inc., 5.49%, 10/9/96(1)                5,000,000      4,947,388
-----------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--7.5%                    CS First Boston, Inc., 5.492%, 3/4/97(2)(3)                   5,000,000      5,000,000
                                        -------------------------------------------------------------------------------------------
                                        Dean Witter, Discover & Co., 5.77%, 1/15/97(2)                5,000,000      5,005,389
                                        -------------------------------------------------------------------------------------------
                                        Merrill Lynch & Co., Inc., 4.95%, 8/28/96                     5,000,000      4,981,438
                                        -------------------------------------------------------------------------------------------
                                        Morgan Stanley Group, Inc., 5.27%, 9/30/96(2)                 5,000,000      5,000,000
                                                                                                                    ----------
                                                                                                                    19,986,827
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--14.7%               CIT Group Holdings, Inc., 5.32%, 8/2/96                       5,000,000      4,999,261
                                        -------------------------------------------------------------------------------------------
                                        Countrywide Home Loan:
                                        5.35%, 8/28/96                                                2,900,000      2,888,364
                                        5.40%, 9/5/96                                                 4,700,000      4,675,325
                                        5.44%, 8/21/96                                                5,000,000      4,984,889
-----------------------------------------------------------------------------------------------------------------------------------
                                        FINOVA Capital Corp.:
                                        5.45%, 9/3/96                                                 8,500,000      8,457,925
                                        5.50%, 9/16/96                                                3,000,000      2,978,917
-----------------------------------------------------------------------------------------------------------------------------------
                                        Heller Financial, Inc.:
                                        5.42%, 9/4/96                                                 5,250,000      5,223,126
                                        5.46%, 9/9/96                                                 5,000,000      4,970,425


                                                                                                                   ----------
                                                                                                                    39,178,232
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software--3.7%                 First Data Corp., 5.45%, 9/10/96                             10,000,000      9,939,444
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates--1.5%                     Pacific Dunlop Holdings, Inc., guaranteed by
                                        Pacific Dunlop Ltd., 5.37%, 10/31/96(1)                       4,181,000      4,124,246
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance--3.7%                  American Express Credit Corp., 4.92%, 8/23/96                 5,000,000      4,984,967
-----------------------------------------------------------------------------------------------------------------------------------
                                        Sears Roebuck Acceptance Corp., 5.40%, 9/17/96                5,000,000      4,964,750
                                                                                                                     ---------
                                                                                                                     9,949,717
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--6.4%             Associates Corp. of North America, 5.70%, 8/1/96             12,000,000     12,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        Household Finance Corp., 5.39%, 8/7/96                        5,000,000      5,000,000
                                                                                                                    ----------
                                                                                                                    17,000,000
6  Oppenheimer Cash Reserves

                                                                                                     Face           Value
                                                                                                     Amount         See Note 1
===================================================================================================================================
Electronics--6.0%                       ITT Industries, Inc.:
                                        5.45%, 9/20/96(1)                                            $5,000,000   $  4,962,153
                                        5.47%, 8/19/96(1)                                             7,000,000      6,980,855
                                        -------------------------------------------------------------------------------------------
                                        Mitsubishi Electric Finance America, Inc., 5.50%, 9/18/96(1)  4,000,000      3,970,933
                                                                                                                    ----------
                                                                                                                    15,913,941
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services &                       Union Pacific Resources Group Inc.:
Producers--3.5%                         5.45%, 9/19/96(1)                                             5,197,000      5,158,448
                                        5.45%, 8/23/96(1)                                             4,175,000      4,161,095
                                                                                                                     ---------
                                                                                                                   9,319,543
-----------------------------------------------------------------------------------------------------------------------------------
Environmental--1.9%                     WMX Technologies, Inc., 5.32%, 9/10/96(1)                     5,000,000      4,970,444
-----------------------------------------------------------------------------------------------------------------------------------
Leasing & Factoring--3.7%               CSW Credit, Inc.:
                                        5.38%, 9/17/96                                                5,000,000      4,964,881
                                        5.42%, 8/7/96                                                 5,000,000      4,995,483
                                                                                                                     ---------
                                                                                                                     9,960,364
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.7%                     Rexam PLC, 5.35%, 8/21/96(1)                                  4,596,000      4,582,340
-----------------------------------------------------------------------------------------------------------------------------------
Metals/Mining--0.8%                     English China Clays PLC, 5.40%, 8/19/96(1)                    2,100,000      2,094,330
-----------------------------------------------------------------------------------------------------------------------------------
Nondurable                              Avon Capital Corp., 5.53%, 10/10/96(1)                       10,000,000      9,892,472
Household Goods--3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--22.8%        Asset Securitization Cooperative:
                                        5.35%, 8/20/96(1)                                             6,946,000      6,926,387
                                        5.42%, 9/16/96(1)                                             5,000,000      4,965,372
                                        -------------------------------------------------------------------------------------------

                                        CIESCO L.P., 5.33%, 8/22/96                                   5,000,000      4,984,454
                                        -------------------------------------------------------------------------------------------
                Cooperative Association of Tractor Dealers, Inc.:
                                        5%, 8/22/96                                                   4,900,000      4,885,708
                                        5.45%, 8/15/96                                                2,000,000      1,995,761
                                        5.70%, 8/1/96                                                 6,000,000      6,000,000
                                        -------------------------------------------------------------------------------------------
                                        CXC, Inc., 5.42%, 9/20/96(1)                                  9,271,000      9,201,210
                                        -------------------------------------------------------------------------------------------
                                        Fleet Funding Corp., 5.35%, 8/19/96(1)                       12,000,000     11,967,900
                                        -------------------------------------------------------------------------------------------
                                        Short-Term Card Account Trust 1995-1, Cl. A1, 5.51%,          5,000,000      5,000,000
                                        1/15/97(2)(3)
                                        -------------------------------------------------------------------------------------------
                                        WCP Funding, 5.45%, 9/9/96(1)                                 5,000,000      4,970,750
                                                                                                                    ----------
                                                                                                                    60,897,542
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retailing--3.5%               Cosmair, Inc., 5.47%, 8/16/96(1)                              5,000,000      4,988,604
                                        -------------------------------------------------------------------------------------------
                                        St. Michael Finance Ltd., guaranteed by                       4,498,000      4,480,403
                                        Marks & Spencer PLC, 5.03%, 8/29/96                                          ---------
                                                                                                                     9,469,007

-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications-                     NYNEX Corp.:
Technology--2.6%                        5.33%, 8/14/96                                                4,000,000      3,992,301
                                        5.40%, 9/23/96                                                3,000,000      2,976,150
                                                                                                                     ---------
                                                                                                                     6,968,451


7  Oppenheimer Cash Reserves



Statement of Investments   (Continued)

                                                                                                      Face           Value
                                                                                                      Amount         See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--3.8%               GTE Corp.:
                                        5.40%, 8/22/96                                                $5,250,000    $ 5,233,463
                                        5.43%, 8/14/96                                                 5,000,000      4,990,196
                                                                                                                     ----------
                                                                                                                     10,223,659
                                                                                                                    -----------
                                        Total Short-Term Notes (Cost $249,417,947)                                  249,417,947
===================================================================================================================================
Foreign Government Obligations--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Bayerische Landesbank Girozentrale, 5.67%, 7/29/97             3,000,000      3,000,000
                                        (Cost $3,000,000)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                                101.5%   271,343,457
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                       (1.5)    (4,022,809)
                                                                                                       ----------   ------------
Net Assets                                                                                                 100.0%  $267,320,648
                                                                                                       ==========  ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933 (the Act). The securities are carried at amortized cost, and amount to $98,864,927, or 36.98% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, these securities are determined to be liquid.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on July 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

3. Security may be considered illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Illiquid securities amount to $10,000,000, or 3.74% of the Fund's net assets, at July 31, 1996. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities. See accompanying Notes to Financial Statements.


8  Oppenheimer Cash Reserves

Statement of Assets and Liabilities   July 31, 1996

====================================================================================================================================
Assets                  Investments, at value--see accompanying statement                                             $271,343,457
                        ------------------------------------------------------------------------------------------------------------
                        Cash                                                                                               120,882
                        ------------------------------------------------------------------------------------------------------------
                        Receivables:
                        Shares of beneficial interest sold                                                                 718,383
                        Interest                                                                                           330,879
                        ------------------------------------------------------------------------------------------------------------
                        Other                                                                                              175,419
                                                                                                                      ------------
                        Total assets                                                                                   272,689,020

====================================================================================================================================
Liabilities             Payables and other liabilities:
                        Shares of beneficial interest redeemed                                                           5,017,803
                        Dividends                                                                                          277,725
                        Shareholder reports                                                                                 38,519
                        Distribution and service plan fees                                                                  31,385
                        Other                                                                                                2,940
                                                                                                                      ------------
                       Total liabilities                                                                                5,368,372

====================================================================================================================================
Net Assets                                                                                                            $267,320,648
                                                                                                                      ============

====================================================================================================================================
Composition of          Paid-in capital                                                                               $267,328,430
Net Assets              ------------------------------------------------------------------------------------------------------------
                        Accumulated net realized loss on investment transactions                                            (7,782)
                                                                                                                      ------------
                        Net assets                                                                                    $267,320,648
                                                                                                                      ============

====================================================================================================================================
Net Asset Value         Class A Shares:
Per Share               Net asset value, redemption price and offering price per share (based on net assets
                        of $170,030,647 and 170,093,786 shares of beneficial interest outstanding)                           $1.00
                        ------------------------------------------------------------------------------------------------------------
                        Class B Shares:
                        Net asset value, redemption price and offering price per share (based on net assets
                        of $85,573,467 and 85,573,179 shares of beneficial interest outstanding)                             $1.00
                        ------------------------------------------------------------------------------------------------------------
                        Class C Shares:
                        Net asset value, redemption price and offering price per share (based on net assets
                        of $11,716,534 and 11,716,135 shares of beneficial interest outstanding)                             $1.00



                        See accompanying Notes to Financial Statements.


                        9 Oppenheimer Cash Reserves

                        Statements of Operations

                                                                                                       Seven Months    Year Ended
                                                                                                       Ended July 31,  December 31,
                                                                                                       1996(1)         1995
====================================================================================================================================
Investment Income       Interest                                                                       $6,612,252      $8,909,157

====================================================================================================================================
Expenses                Management fees--Note 3                                                           596,591         732,759
                        ------------------------------------------------------------------------------------------------------------
                        Distribution and service plan fees--Note 3:
                        Class A                                                                           171,738         210,588
                        Class B                                                                           213,875         264,659
                        Class C                                                                            27,500          45,313
                        ------------------------------------------------------------------------------------------------------------
                        Transfer and shareholder servicing agent fees--Note 3                             384,042         648,387
                        ------------------------------------------------------------------------------------------------------------
                        Custodian fees and expenses                                                        23,922          33,844
                        ------------------------------------------------------------------------------------------------------------
                        Legal and auditing fees                                                             8,337          13,011
                        ------------------------------------------------------------------------------------------------------------
                        Trustees' fees and expenses                                                         4,479           1,849
                        ------------------------------------------------------------------------------------------------------------
                        Shareholder reports                                                                  --           198,680
                        ------------------------------------------------------------------------------------------------------------
                        Insurance expenses                                                                  2,846           7,127
                        ------------------------------------------------------------------------------------------------------------
                        Other                                                                              12,788          76,370
                                                                                                        ---------      ----------
                        Total expenses                                                                  1,446,118       2,232,587

====================================================================================================================================
Net Investment Income                                                                                   5,166,134       6,676,570

====================================================================================================================================
Net Realized Gain (Loss) on Investments                                                                    (6,753)         37,450

====================================================================================================================================
Net Increase in Net Assets Resulting From Operations                                                   $5,159,381      $6,714,020
                                                                                                       ==========      ==========

1. The Fund changed its fiscal year end from December 31 to July 31. See accompanying Notes to Financial Statements.


10  Oppenheimer Cash Reserves

Statements of Changes in Net Assets

                                                                                         Seven Months
                                                                                         Ended July 31, Year Ended December 31,
                                                                                         1996(1)        1995           1994
====================================================================================================================================
Operations              Net investment income                                            $  5,166,134   $  6,676,570   $  3,568,242
                        ------------------------------------------------------------------------------------------------------------
                        Net realized gain (loss)                                               (6,753)        37,450             56
                                                                                         ------------   ------------   ------------
                        Net increase in net assets resulting from operations                5,159,381      6,714,020      3,568,298

====================================================================================================================================
Dividends and           Class A                                                            (3,897,426)    (4,996,089)    (2,852,731)
Distributions to        Class B                                                            (1,119,443)    (1,474,886)      (648,288)
Shareholders            Class C                                                              (143,788)      (249,786)       (67,223)

====================================================================================================================================
Beneficial  Interest  Net  increase  (decrease)  in net  assets  resulting  from
Transactions beneficial interest transactions--Note 2:
                        Class A                                                            21,502,771     49,175,977     28,436,616
                        Class B                                                            48,195,633     (9,426,294)    46,175,820
                        Class C                                                             6,692,718       (580,955)     5,603,372

====================================================================================================================================
Net Assets              Total increase                                                     76,389,846     39,161,987     80,215,864
                        ------------------------------------------------------------------------------------------------------------
                        Beginning of period                                               190,930,802    151,768,815     71,552,951
                                                                                         ------------   ------------   ------------
                        End of period                                                    $267,320,648   $190,930,802   $151,768,815
                                                                                         ============   ============   ============

1. The Fund changed its fiscal year end from December 31 to July 31. See accompanying Notes to Financial Statements.


                        11 Oppenheimer Cash Reserves

Financial Highlights

                                           Class A
                                           ---------------------------------------------------

                                           Seven Months
                                           Ended July 31,  Year Ended December 31,
                                           1996(2)         1995         1994        1993
==============================================================================================
Per Share Operating Data:
Net asset value, beginning of period          $1.00           $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain         .03             .05         .03         .02
----------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders                                (.03)           (.05)       (.03)       (.02)
----------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00           $1.00       $1.00       $1.00
                                           ========        ========     =======     =======
==============================================================================================
Total Return, at Net Asset Value(5)            2.68%           4.84%       3.22%       2.05%

==============================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)   $170,031        $148,529     $99,361     $70,924
----------------------------------------------------------------------------------------------
Average net assets (in thousands)          $149,889        $105,349     $87,908     $76,910
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          4.47%(6)        4.71%       3.25%       1.99%
Expenses, before voluntary reimbursement
by the Manager                                 1.06%(6)        1.36%       1.32%       1.55%
Expenses, net of voluntary reimbursement
by the Manager                                  N/A             N/A         N/A         N/A

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
2. The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from August 17, 1993 (inception of offering) to December 31, 1993.
4. Less than $.005 per share.


12  Oppenheimer Cash Reserves

                            Class B                                             Class C
-----------------------     -----------------------------------------------     -----------------------------------------------
                            Seven Months                                        Seven Months
                            Ended July 31, Year Ended December 31,              Ended July 31, Year Ended December 31,
  1992         1991         1996(2)        1995        1994          1993(3)    1996(2)        1995       1994       1993(1)
===============================================================================================================================
     $1.00        $1.00       $1.00          $1.00       $1.00       $1.00        $1.00         $1.00      $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------

       .03          .06         .02            .04         .03       --(4)          .02           .04        .02     --(4)
-------------------------------------------------------------------------------------------------------------------------------

      (.03)        (.06)       (.02)          (.04)       (.03)      --(4)         (.02)         (.04)      (.02)    --(4)
-------------------------------------------------------------------------------------------------------------------------------
     $1.00        $1.00       $1.00          $1.00       $1.00      $1.00         $1.00         $1.00      $1.00     $1.00
   =======     ========     =======        =======     =======       =====      =======        ======     ======     =====
===============================================================================================================================
      3.07%        5.67%       2.35%          4.26%       2.54%      0.56%         2.35%         4.21%      2.51%     0.14%

===============================================================================================================================

  $ 89,266     $112,883     $85,573        $37,378     $46,803       $628       $11,717        $5,024     $5,604        $1
-------------------------------------------------------------------------------------------------------------------------------
  $104,970     $105,352     $49,226        $35,360     $21,262       $454       $ 6,333        $6,040     $2,107        $1
-------------------------------------------------------------------------------------------------------------------------------

      3.07%        5.13%       3.91%(6)       4.15%       3.05%      1.49%(6)      3.91%(6)      4.12%      3.19%     1.18%(6)

      1.42%        1.22%       1.61%(6)       1.92%       1.89%      2.12%(6)      1.61%(6)      1.97%      1.90%     2.35%(6)

      1.25%        1.15%        N/A            N/A         N/A        N/A           N/A           N/A        N/A       N/A


5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
6. Annualized.
See accompanying Notes to Financial Statements.


13  Oppenheimer Cash Reserves

Notes to Financial Statements

================================================================================
1. Significant
Accounting Policies

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. On June 27, 1996, the Board of Trustees elected to change the fiscal year end of the Fund from December 31 to July 31. Accordingly, these financial statements are presented for the seven month period from January 1, 1996 to July 31, 1996. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. At July 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,800, which expires in 2004.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


14  Oppenheimer Cash Reserves

================================================================================
2. Shares of
Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                Seven Months Ended July 31, 1996(1)    Year Ended December 31, 1995    Year Ended December 31, 1994
                                -----------------------------------    ----------------------------    ----------------------------
                                Shares           Amount                Shares         Amount           Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                             265,507,057     $265,507,057          367,360,698    $367,360,698      298,811,461    $298,811,461
Dividends and
distributions reinvested           3,477,339        3,477,339            4,666,289       4,666,289        2,517,663       2,517,663
Redeemed                        (247,481,642)    (247,481,625)        (322,851,010)   (322,851,010)    (272,892,508)   (272,892,508)
                                ------------     ------------         ------------    ------------     ------------    ------------
Net increase                      21,502,754     $ 21,502,771           49,175,977    $ 49,175,977       28,436,616    $ 28,436,616
                                ============     ============         ============    ============     ============    ============

====================================================================================================================================
Class B:
Sold                             175,381,171     $175,381,171          111,551,709    $111,551,709      101,626,173    $101,626,173
Dividends and
distributions reinvested             836,342          836,342            1,179,668       1,179,668          519,118         519,118
Redeemed                        (128,021,880)    (128,021,880)        (122,157,671)   (122,157,671)     (55,969,471)    (55,969,471)
                                ------------     ------------         ------------    ------------     ------------    ------------
Net increase (decrease)           48,195,633     $ 48,195,633           (9,426,294)   $ (9,426,294)      46,175,820    $ 46,175,820
                                ============     ============         ============    ============      ===========     ===========

====================================================================================================================================
Class C:
Sold                              32,552,967     $ 32,552,967           20,708,644    $ 20,708,644       11,011,788    $ 11,011,788
Dividends and
distributions reinvested             116,233          116,233              207,924         207,924           56,507          56,507
Redeemed                         (25,976,482)     (25,976,482)         (21,497,523)    (21,497,523)      (5,464,923)     (5,464,923)
                                ------------     ------------         ------------    ------------     ------------    ------------
Net increase (decrease)            6,692,718     $  6,692,718             (580,955)   $   (580,955)       5,603,372    $  5,603,372
                                ============     ============          ============    ============     ===========     ===========

1. The Fund changed its fiscal year end from December 31 to July 31.


================================================================================
3. Management Fees
And Other Transactions
With Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% on the first $250 million of average annual net assets with a reduction of 0.025% on each $250 million thereafter, to 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

        During the seven months ended July 31, 1996, OppenheimerFunds Distributor, Inc. (OFDI) received contingent deferred sales charges of $220,111 and $3,064 upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

        OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

        The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.20% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the seven months ended July 31, 1996, OFDI paid $36,675 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


15  Oppenheimer Cash Reserves

================================================================================
3. Management Fees
And Other Transactions
With Affiliates
(continued)

The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. OFDI may also receive a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. At present, these service fees are set at zero for Class B and Class C shares. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the seven months ended July 31, 1996, OFDI retained $213,755 and $27,497, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs.

                                   APPENDIX A


                        DESCRIPTION OF SECURITIES RATINGS


Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.


Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper
(defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:
         Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".
These rating categories are as follows:

         MIG1/VMIG1:                        Best   quality.   There  is  present
                                            strong   protection  by  established
                                            cash   flows,   superior   liquidity
                                            support or  demonstrated  broadbased
                                            access    to    the    market    for
                                            refinancing.

         MIG2/VMIG2:    High quality.  Margins of protection are ample although
                        not so large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

         A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
                           designation.

         A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:             Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

         F-1+:             Exceptionally strong credit quality; the strongest
degree of assurance for timely payment.

         F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

         F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

         Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

         A1+: Obligations supported by the highest capacity for timely repayment.

         A1: Obligations supported by a very strong capacity for timely repayment.

         A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

         TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

         TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

         Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

         Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds (including municipal bonds) are rated as follows:

         AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

Fitch:

         AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

         AAA:     The highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

         AAA: The lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.

         AA: A very low expectation for investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

                  A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.




TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

         A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                   Appendix B



                       Corporate Industry Classifications



Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric
Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health  Care/Drugs
Health  Care/Supplies  & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing  &  Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable  Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications  - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street, Suite 3600
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202



PX 0760.001 1196

                            OPPENHEIMER CASH RESERVES

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
         (a)      Financial Statements:

                  (1) Financial Highlights (See Part A): Filed herewith.

                  (2) Independent Auditors' Report (see Part B): Filed herewith.

                  (3) Statement of Investments (see Part B): Filed herewith.

                  (4) Statement of Assets and Liabilities (See Part B): Filed
                           herewith.

                  (5) Statement of Operations (See Part B): Filed herewith.

                  (6) Statement of Changes in Net Assets (see Part B): Filed
                           herewith.

                  (7)Notes to Financial Statements (see Part B): Filed herewith.

         (b)      Exhibits:


                  (1) Registrant's Amended and Restated Declaration of Trust dated 1/20/95: Filed with Registrant's Post-Effective Amendment No. 10, 4/25/95, and incorporated herein by reference.


                  (2) Registrant's By-Laws as amended through 6/26/90: Filed with Registrant's Post-Effective Amendment No. 5, 4/29/92, refiled with Registrant's Post-Effective Amendment No. 10, 4/25/95, pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

                  (3)      Not applicable.


                  (4) (i)Specimen Share Certificate for Class A Shares: Filed herewith.

             (ii) Specimen Share Certificate for Class B Shares: Filed herewith.

            (iii) Specimen Share Certificate for Class C Shares: Filed herewith.


                  (5) Investment Advisory Agreement dated 10/22/90: Filed with Registrant's Post-Effective Amendment No. 3, 2/28/91, refiled with
Registrant's Post-Effective Amendment No. 10, 4/25/95, pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.


                  (6)(i) General Distributor's Agreement dated 10/13/92: Filed with Registrant's Post-Effective Amendment No. 10, 4/25/95 and incorporated herein by reference.


                   (ii)  Form of Oppenheimer Funds Distributor, Inc. Dealer
Agreement: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                   (iii)  Form of Oppenheimer Funds Distributor, Inc. Broker
Agreement: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                   (iv)  Form of Oppenheimer Funds Distributor, Inc. Agency
Agreement: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                           (v)  Broker Agreement between Oppenheimer Funds
Distributor, Inc. and Newbridge Securities dated 10/1/86: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

                  (7)      Not applicable.

                  (8) Custodian Agreement dated 12/22/88 between Registrant and Citibank, N.A.: Filed with Registrant's Post-Effective Amendment No. 5, 4/29/92, refiled with Registrant's Post-Effective Amendment No. 10,
4/25/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (9)      Not applicable.

        (10)  (i)  Opinion and Consent of Counsel dated 9/21/88:
Previously filed with Registrant's Pre-Effective Amendment No. 1,
11/14/88, refiled with Registrant's Post-Effective Amendment No. 10, 4/25/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

             (ii) Opinion and Consent of Counsel dated 2/22/91: Filed with Registrant's Post-Effective Amendment No. 3, 2/28/91, refiled with Registrant's Post-Effective Amendment No. 10, 4/25/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (11)     Independent Auditors' Consent: Filed herewith.

         (12)     Not applicable.

         (13)     Not applicable.

     (14)                   (i)  Form of Individual Retirement Account Trust
Agreement: Previously filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

               (ii) Form of Standardized and Non-Standardized Profit Sharing and Money Purchase Pension Plan for self-employed persons and corporations: Previously filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (File No. 33-33799), 1/31/92, refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-33799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

             (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations:
Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

             (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 10/19/95, and incorporated herein by reference.

                           (v)  Form of prototype 401(k) Plan: Filed with Post-
Effective amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

       (15) (i) Service Plan for Class A shares dated June 22, 1993 pursuant to Rule 12b-1 under the Investment Company act of 1940:
Previously filed with Registrant's Post-Effective Amendment No. 8,
4/29/94, and incorporated herein by reference.


                   (ii) Distribution and Service Plan for Class B shares dated February 23, 1994 pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Registrant's Post-Effective Amendment No. 10, 4/25/95, and incorporated herein by reference.


                  (iii) Distribution and Service Plan for Class C shares dated December 1, 1993 pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Registrant's Post-Effective Amendment No. 8, 4/29/94, and incorporated herein by reference.


                  (iv)  Prototype Supplemental Distribution Assistance
Agreement: Previously filed with Registrant's Post-Effective Amendment No. 5, 4/30/92, refiled with Registrant's Post-Effective Amendment No. 10, 4/25/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (16)     Performance Data Calculations: Filed herewith.



         (17) (i) Financial Data Schedule for Class A shares: Filed herewith.

               (ii) Financial Data Schedule for Class B shares: Filed herewith.

              (iii) Financial Data Schedule for Class C shares: Filed herewith.

         (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.


-- Powers of Attorney: Sam Freedman filed herewith; Bridget A. Macaskill filed with Registrant's Post-Effective Amendment No. 12 , filed April 12, 1996; others previously filed with Registrant's Post-Effective Amendment

No. 8, 4/29/94, and incorporated herein by reference.

Item 25.          Persons Controlled by and Under Common Control with Registrant
--------          --------------------------------------------------------------
                  None

Item 26.          Number of Holders of Securities
--------          -------------------------------


                                             Number of Record
                                             Holders as of
          Title of Class                    November 1, 1996
          --------------                    -------------------
          Shares of Beneficial Interest

             Class A                               20,617

             Class B                                3,242

             Class C                                  557



Item 27.          Indemnification
--------          ---------------
        Reference is made to the provisions of Article SEVENTH of Registrant's Declaration of Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

         (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.


         (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                                           Other Business and Connections
with OppenheimerFunds, Inc.                                       During the Past Two Years
---------------------------                                       -------------------------------
Mark J.P. Anson,
Vice President                                                    Vice President of Oppenheimer Real
                                                                  Asset Management, Inc. ("ORAMI");
                                                                  formerly Vice President of Equity
                                                                  Derivatives at Salomon Brothers,
                                      Inc.

Peter M. Antos,
Senior Vice President                                             An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; Senior Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was the senior equity portfolio
                                                                  manager for the Panorama Series
                                                                  Fund, Inc. (the "Company") and
                                                                  other mutual funds and pension
                                                                  funds managed by G.R. Phelps & Co.
                                                                  Inc. ("G.R. Phelps"), the
                                                                  Company's former investment
                                                                  adviser, which was a subsidiary of
                                                                  Connecticut Mutual Life Insurance
                                                                  Company; was also responsible for
                                                                  managing the common stock
                                                                  department and common stock

                                                             C-5




                                                                  investments of Connecticut Mutual
                                                                  Life Insurance Co.

Lawrence Apolito,
Vice President                                                    None.

Victor Babin,
Senior Vice President                                             None.

Bruce Bartlett,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly     a
                                                                  Vice President
                                                                  and     Senior
                                                                  Portfolio
                                                                  Manager     at
                                                                  First       of
                                                                  America
                                                                  Investment
                                                                  Corp.

Ellen Batt,
Assistant Vice President                                          None

Kathleen Beichert,
Assistant Vice President                                          Formerly employed by Smith Barney,
                                      Inc.

David Bernard,
Vice President                                                    Previously a Regional Sales
                                                                  Director for Retirement Plan
                                                                  Services at Charles Schwab & Co.,
                                      Inc.
Robert J. Bishop,
Vice President                                                    Assistant Treasurer of the
                                                                  Oppenheimer Funds (listed below);
                                                                  previously a Fund Controller for
                                                                  OppenheimerFunds, Inc. (the
                                                                  "Manager").


                                                             C-6




George Bowen,
Senior Vice President & Treasurer                                 Treasurer of the New York-based
                                                                  Oppenheimer Funds; Vice President,
                                                                  Assistant Secretary and Treasurer
                                                                  of the Denver-based Oppenheimer
                                                                  Funds. Vice President and
                                                                  Treasurer of OppenheimerFunds
                                                                  Distributor, Inc. (the
                                                                  "Distributor") and HarbourView
                                                                  Asset Management Corporation
                                                                  ("HarbourView"), an investment
                                                                  adviser subsidiary of the Manager;
                                                                  Senior Vice President, Treasurer,
                                                                  Assistant Secretary and a director
                                                                  of Centennial Asset Management
                                                                  Corporation ("Centennial"), an
                                                                  investment adviser subsidiary of
                                                                  the Manager; Vice President,
                                                                  Treasurer and Secretary of
                                                                  Shareholder Services, Inc. ("SSI")
                                                                  and Shareholder Financial
                                                                  Services, Inc. ("SFSI"), transfer
                                                                  agent subsidiaries of the Manager;
                                                                  Director, Treasurer and Chief
                                                                  Executive Officer of MultiSource
                                                                  Services, Inc.; Vice President and
                                                                  Treasurer of Oppenheimer Real
                                                                  Asset Management, Inc.; President,
                                                                  Treasurer and Director of
                                                                  Centennial Capital Corporation;
                                                                  Vice President and Treasurer of
                                                                  Main Street Advisers.

Scott Brooks,
Assistant Vice President                                          None.

Susan Burton,
Assistant Vice President                                          Previously a Director of
                                                                  Educational Services for H.D. Vest
                                                                  Investment Securities, Inc.


                                                             C-7




Michael A. Carbuto,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.

Ruxandra Chivu,
Assistant Vice President                                          None.

O. Leonard Darling,
Executive Vice President                                          Formerly Co-Director of Fixed
                                                                  Income for State Street Research &
                                                                  Management Co.

Robert A. Densen,
Senior Vice President                                             None.

Robert Doll, Jr.,
Executive Vice President and
Director                                                          An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Doney,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                                      Secretary of the New York-based
                                                                  Oppenheimer Funds; Vice President
                                                                  and Secretary of the Denver-based
                                                                  Oppenheimer Funds; Secretary of
                                                                  the Oppenheimer Quest and
                                                                  Oppenheimer Rochester Funds;
                                                                  Executive Vice President, Director
                                                                  and General Counsel of the
                                                                  Distributor; President and a
                                                                  Director of Centennial; Chief
                                                                  Legal Officer and a Director of
                                                                  MultiSource Services, Inc.;
                                                                  President and a Director of
                                                                  Oppenheimer Real Asset Management,
                                                                  Inc.; Executive Vice President,

                                                             C-8




                                                                  General
                                                                  Counsel    and
                                                                  Director    of
                                                                  SFSI  and SSI;
                                                                  formerly
                                                                  Senior    Vice
                                                                  President  and
                                                                  Associate
                                                                  General
                                                                  Counsel of the
                                                                  Manager    and
                                                                  the
                                                                  Distributor.

George Evans,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Scott Farrar,
Vice President                                                    Assistant Treasurer of the New
                                                                  York-based and Denver-based
                                                                  Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary                                      Vice President and Secretary of
                                                                  OppenheimerFunds Distributor,
                                                                  Inc.; Secretary of HarbourView
                                                                  Asset Management Corporation,
                                                                  MultiSource Services, Inc. and
                                                                  Centennial Asset Management
                                                                  Corporation; Secretary, Vice
                                                                  President and Director of
                                                                  Centennial Capital Corporation;
                                                                  Vice President and Secretary of
                                                                  ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                                An officer, Director and/or
                                                                  portfolio manager of certain
                                                                  Oppenheimer funds. Formerly
                                                                  Chairman of the Board and Director
                                                                  of Rochester Fund Distributors,
                                                                  Inc. ("RFD"), President and
                                                                  Director of Fielding Management
                                                                  Company, Inc. ("FMC"), President
                                                                  and Director of Rochester Capital
                                                                  Advisors, Inc. ("RCAI"), Managing
                                                                  Partner of Rochester Capital
                                                                  Advisors, L.P., President and
                                                                  Director of Rochester Fund
                                                                  Services, Inc. ("RFS"), President

                                                             C-9




                                                                  and Director of Rochester Tax
                                                                  Managed Fund, Inc.
John Fortuna,
Vice President                                                    None.



Patricia Foster,
Vice President                                                    An officer of certain Oppenheimer
                                                                  funds; Secretary and General
                                                                  Counsel of Rochester Capital
                                                                  Advisors, L.P. and Secretary of
                                                                  Rochester Tax Managed Fund, Inc.

Robert G. Galli,
Vice Chairman                                                     Trustee of the New York-based
                                                                  Oppenheimer Funds; Vice President
                                                                  and Counsel of OAC; formerly he
                                                                  held the following positions: Vice
                                                                  President and a director of
                                                                  HarbourView and Centennial, a
                                                                  director of SFSI and SSI, an
                                                                  officer of other Oppenheimer
                                                                  Funds.

Linda Gardner,
Assistant Vice President                                          None.

Janelle Gellerman,
Assistant Vice President                                          None.

Jill Glazerman,                                                   None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing                                                         Communications
                                                                  Formerly   1st
                                                                  Vice President
                                                                  / Director  of
                                                                  Graphic    and
                                                                  Print
                                                                  Communications
                                                                  for   Shearson
                                                                  Lehman
                                                                  Brothers.


                                                            C-10




Mildred Gottlieb,
Assistant Vice President                                          Formerly served as a Strategy
                                                                  Consultant for the Private Client
                                                                  Division of Merrill Lynch.

Caryn Halbrecht,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly  Vice
                                                                  President   of
                                                                  Fixed   Income
                                                                  Portfolio
                                                                  Management  at
                                                                  Bankers Trust.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services,                                                         a division  of
                                                                  the    Manager
                                                                  President  and
                                                                  Director    of
                                                                  SFSI;
                                                                  President  and
                                                                  Chief
                                                                  Executive
                                                                  Officer     of
                                                                  SSI.


Dorothy Hirshman,
Assistant Vice President                                          None.

Alan Hoden,
Vice President                                                    None.

Merryl Hoffman,
Vice President                                                    None.


Scott T. Huebl,
Assistant Vice President                                          None.


                                                            C-11




Richard Hymes,
Assistant Vice President                                          None.

Jane Ingalls,
Assistant Vice President                                          Formerly a Senior Associate with
                                                                  Robinson, Lake/Sawyer Miller.
Ronald Jamison,
Vice President                                                    Formerly Vice President and
                                                                  Associate General Counsel at
                                                                  Prudential Securities, Inc.

Frank Jennings,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds.  Formerly a Managing
                                                                  Director of Global Equities at
                                                                  Paine Webber's Mitchell Hutchins
                                                                  division.

Heidi Kagan,
Assistant Vice President                                          None.

Thomas W. Keffer,
Vice President                                                    Formerly Senior Managing Director
                                                                  of Van Eck Global.

Avram Kornberg,
Vice President                                                    Formerly a Vice President with
                                                                  Bankers Trust.

Paul LaRocco,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Securities
                                                                  Analyst for Columbus Circle
                                                                  Investors.


                                                            C-12




Michael Levine,
Assistant Vice President                                          None.

Stephen F. Libera,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was the senior bond portfolio
                                                                  manager for Panorama Series Fund,
                                                                  Inc., other mutual funds and
                                                                  pension accounts managed by G.R.
                                                                  Phelps; was also responsible for
                                                                  managing the public fixed-income
                                                                  securities department at
                                                                  Connecticut Mutual Life Insurance
                                                                  Co.


Mitchell J. Lindauer,
Vice President                                                    None.

Loretta McCarthy,
Executive Vice President                                          None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                                      President, Director and Trustee of
                                                                  the New York-based and the Denver-
                                                                  based Oppenheimer funds; President
                                                                  and a Director of OAC, HarbourView
                                                                  and Oppenheimer Partnership
                                                                  Holdings, Inc.; Director of ORAMI;
                                                                  Chairman and Director of SSI; a
                                                                  Director of Oppenheimer Real Asset
                                                                  Management, Inc.

Timothy Martin,
Assistant Vice President                                          Formerly Vice President, Mortgage
                                                                  Trading, at S.N. Phelps & Co.,
                                                                  Salomon Brothers, and Kidder
                                                                  Peabody.


                                                            C-13




Sally Marzouk,
Vice President                                                    None.

Lisa Migan,
Assistant Vice President,                                         None.

Robert J. Milnamow,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Portfolio
                                                                  Manager with Phoenix Securities
                                                                  Group.

Denis R. Molleur,
Vice President                                                    None.

Kenneth Nadler,
Vice President                                                    None.

David Negri,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Barbara Niederbrach,
Assistant Vice President                                          None.

Robert A. Nowaczyk,
Vice President                                                    None.

Robert E. Patterson,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Pirie,
Assistant Vice President                                          Formerly a Vice President with
                                                                  Cohane Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President                                          Chairman and Director of the
                                                                  Distributor.

                                                            C-14





Jane Putnam,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
                                                                  Formerly
                                                                  Senior
                                                                  Investment
                                                                  Officer    and
                                                                  Portfolio
                                                                  Manager   with
                                                                  Chemical Bank.

Russell Read,
Vice President                                                    Consultant for Prudential
                                                                  Insurance on behalf of the General
                                                                  Motors Pension Plan.

Thomas Reedy,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Securities
                                                                  Analyst for the Manager.

David Robertson,
Vice President                                                    None.

Adam Rochlin,
Vice President                                                    Formerly a Product Manager for
                                                                  Metropolitan Life Insurance
                                                                  Company.

Michael S. Rosen
Vice President; President:
Rochester Division                                                An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly Vice President of
                                                                  RFS, President and Director of
                                                                  RFD, Vice President and Director
                                                                  of FMC, Vice President and
                                                                  director of RCAI, General Partner
                                                                  of RCA, an officer and/or
                                                                  portfolio manager of certain
                                                                  Oppenheimer funds.

David Rosenberg,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

                                                            C-15




Richard H. Rubinstein,
Senior Vice President                                             An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; formerly Vice President and
                                                                  Portfolio Manager/Security Analyst
                                                                  for Oppenheimer Capital Corp., an
                                                                  investment adviser.

Lawrence Rudnick,
Assistant Vice President                                          Formerly Vice President of Dollar
                                                                  Dry Dock Bank.

James Ruff,
Executive Vice President                                          None.

Ellen Schoenfeld,
Assistant Vice President                                          None.

Stephanie Seminara,
Vice President                                                    Formerly Vice President of
                                                                  Citicorp Investment Services.

Diane Sobin,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly     a
                                                                  Vice President
                                                                  and     Senior
                                                                  Portfolio
                                                                  Manager    for
                                                                  Dean    Witter
                                                                  InterCapital,
                                                                  Inc.

Richard A. Soper,                                                 None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                      None.

Donald W. Spiro,
Chairman                                                          Emeritus  Vice
                                                                  Chairman   and
                                                                  Trustee of the
                                                                  New York-based
                                                                  Oppenheimer
                                                                  Funds;
                                                                  formerly
                                                                  Chairman    of
                                                                  the    Manager
                                                                  and        the
                                                                  Distributor.


                                                            C-16




Arthur Steinmetz,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Ralph Stellmacher,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Stoma,
Senior Vice President,
Director Retirement Plans                                         Formerly Vice President of U.S.
                                                                  Group Pension Strategy and
                                                                  Marketing for Manulife Financial.

Michael C. Strathearn,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was an equity portfolio manager
                                                                  for Panorama Series Fund, Inc. and
                                                                  other mutual funds and pension
                                                                  accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board                                        Chairman, CEO and Trustee,
                                                                  Director or Managing Partner of
                                                                  the Denver-based Oppenheimer
                                                                  Funds; President and a Director
                                                                  of Centennial; formerly President
                                                                  and Director of OAMC, and Chairman
                                                                  of the Board of SSI.

James Tobin,
Vice President                                                    None.


                                                            C-17




Jay Tracey,
Vice President                                                    Vice President of the Manager;
                                                                  Vice President and Portfolio
                                                                  Manager of Oppenheimer Discovery
                                                                  Fund, Oppenheimer Global Emerging
                                                                  Growth Fund and Oppenheimer
                                                                  Enterprise Fund.  Formerly
                                                                  Managing Director of Buckingham
                                                                  Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer                                 Assistant Treasurer of the
                                                                  Distributor and SFSI.

Ashwin Vasan,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Valerie Victorson,
Vice President                                                    None.

Dorothy Warmack,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Jerry A. Webman,
Senior                                                            Vice President
                                                                  Director    of
                                                                  New York-based
                                                                  tax-exempt
                                                                  fixed   income
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Formerly
                                                                  Managing
                                                                  Director   and
                                                                  Chief    Fixed
                                                                  Income
                                                                  Strategist  at
                                                                  Prudential
                                                                  Mutual Funds.

Christine Wells,
Vice President                                                    None.

Kenneth B. White,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was an equity portfolio manager

                                                            C-18




                                                                  for Panorama Series Fund, Inc. and
                                                                  other mutual funds and pension
                                                                  funds managed by G.R. Phelps.

William L. Wilby,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  HarbourView.

Carol Wolf,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; Vice President of
                                                                  Centennial; Vice President,
                                                                  Finance and Accounting and member
                                                                  of the Board of Directors of the
                                                                  Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant                                                         Secretary
                                                                  Associate
                                                                  General
                                                                  Counsel of the
                                                                  Manager;
                                                                  Assistant
                                                                  Secretary   of
                                                                  the
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Assistant
                                                                  Secretary   of
                                                                  SSI,  SFSI; an
                                                                  officer     of
                                                                  other
                                                                  Oppenheimer
                                                                  Funds.

Arthur J. Zimmer,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Rochester-based Oppenheimer Funds, set forth below:


New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund

Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government  Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High  Yield  Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------

Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.


     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 3410 South Galena Street, Denver, Colorado 80231.


     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.




Item 29. Principal Underwriter
-------- ---------------------

(a)OppenheimerFunds Distributor, Inc. is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b)The directors and officers of the Registrant's principal underwriter are:

                                                                                                     Positions and
Name & Principal                              Positions & Offices                                    Offices with
Business Address                              with Underwriter                                       Registrant
----------------                              -------------------                                    -------------
Susan P. Bader ++                             Assistant Vice President                               None

                                                            C-21





Christopher Blunt                             Vice President                                         None
38954 Plumbrook Drive
Farmington Hills, MI  48331

George Clarence Bowen+                        Vice President & Treasurer                             Vice President
                                                                                                     and Treasurer
                                                                                                     of the NY-
                                                                                                     based
                                                                                                     Oppenheimer
                                                                                                     funds / Vice
                                                                                                     President,
                                                                                                     Secretary and
                                                                                                     Treasurer of
                                                                                                     the Denver-
                                                                                                     based Oppen-
                                                                                                     heimer funds


Julie Bowers                                  Vice President                                         None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                              Vice President                                         None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*                                Senior Vice President -                                None
                                              Director - Financial
                                              Institution Div.

Robert Coli                                   Vice President                                         None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                             Vice President                                         None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                                 Vice President                                         None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+                                  Senior Vice President                                  None


                                                            C-22




Paul Delli-Bovi                               Vice President                                         None
750 W. Broadway
Apt. 5M
Long Beach, NY  11561

E. Drew Devereaux ++                          Assistant Vice President                               None

Andrew John Donohue*                          Executive Vice                                         Secretary of
                                              President, General                                     the New York-
                                              Counsel and Director                                   based Oppen-
                                                                                                     heimer funds /
                                                                                                     Vice President
                                                                                                     of the Denver-
                                                                                                     based Oppen-
                                                                                                     heimer funds

Wendy H. Ehrlich                              Vice President                                         None
4 Craig Street
Jericho, NY 11753

Kent Elwell                                   Vice President                                         None
41 Craig Place
Cranford, NJ  07016

John Ewalt                                    Vice President                                         None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                            Vice President & Secretary                             None

Mark Ferro                                    Vice President                                         None
43 Market Street
Breezy Point, NY 11697


                                                            C-23





Ronald H. Fielding++                          Vice President; Chairman:
                                              Rochester Division                                     None

Reed F. Finley                                Vice President -                                       None
320 E. Maple, Ste. 254                        Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*                                Vice President -                                       None
                                              Financial Institution Div.

Ronald R. Foster                              Senior Vice President                                  None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki                              Vice President                                         None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galleto                              Vice President                                         None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                                    Vice President -                                       None
5506 Bryn Mawr                                Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                                  Vice President/National                                None
                                              Sales Manager - Financial
                                              Institution Div.

Sharon Hamilton                               Vice President                                         None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                                 Vice President                                         None
111 Rexford Court
Summerville, SC  29485

Mark D. Johnson                               Vice President                                         None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*                                Vice President                                         None


                                                            C-24




Richard Klein                                 Vice President                                         None
4011 Queen Avenue South
Minneapolis, MN 55410

Ilene Kutno*                                  Vice President -                                       None
                                              Director - Regional Sales

Wayne A. LeBlang                              Senior Vice President -                                None
23 Fox Trail                                  Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                                     Vice President -                                       None
7 Maize Court                                 Financial Institution Div.
Melville, NY 11747

James Loehle                                  Vice President                                         None
30 John Street
Cranford, NJ  07016

John McDonough                                Vice President                                         None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*                                Senior Vice President -                                None
                                              Director of Key Accounts

Timothy G. Mulligan ++                        Vice President                                         None

Charles Murray                                Vice President                                         None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray                                  Vice President                                         None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton                                 Vice President                                         None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer                                Vice President                                         None
958 Blue Mountain Cr.
West Lake Village, CA 91362

                                                            C-25




Randall Payne                                 Vice President -                                       None
1307 Wandering Way Dr.                        Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                                 Vice President                                         None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                             Vice President                                         None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                                 Vice President                                         None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*                       Chairman & Director                                    None

Elaine Puleo*                                 Vice President -                                       None
                                              Financial Institution Div.,
                                              Director -
                                              Key Accounts

Minnie Ra                                     Vice President -                                       None
0895 Thirty-First Ave.                        Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso                                  Vice President                                         None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++                          Vice President                                         None

Ian Robertson                                 Vice President                                         None
4204 Summit Way
Marietta, GA 30066


                                                            C-26




Michael S. Rosen++                            Vice President, President:
                                              Rochester Division                                     None

Kenneth Rosenson                              Vice President                                         None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                                   President                                              None

Timothy Schoeffler                            Vice President                                         None
1717 Fox Hall Road
Washington, DC  20007

Mark Schon                                    Vice President                                         None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                             Vice President                                         None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore                                  Vice President -                                       None
26 Baroness Lane                              Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++                              Vice President                                         None

Michael Stenger                               Vice President                                         None
8572 Saint Ives Place
Cincinnati, OH  45255

George Sweeney                                Vice President                                         None
1855 O'Hara Lane
Middletown, PA 17057


                                                            C-27




Scott McGregor Tatum                          Vice President                                         None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                               Vice President -                                       None
111 South Joliet Circle                       Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble                                Vice President                                         None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                                Assistant Treasurer                                    None

Mark Stephen Vandehey+                        Vice President                                         None

Gregory K. Wilson                             Vice President                                         None
2 Side Hill Road
Westport, CT 06880


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")


         (c)      Not applicable.

Item 30. Location of Accounts and Records
-------- ---------------------------------
         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc., at its offices at 3410 South Galena Street, Denver, Colorado 80231.


Item 31.          Management Services
--------          -------------------
         Not applicable.

Item 32.          Undertakings
--------          ------------
(a)      Not applicable.

(b)      Not applicable.

(c)      Not applicable.

(d) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 26th day of November, 1996.

                            OPPENHEIMER CASH RESERVES

                            By: /s/ James C. Swain*
                            -------------------------
                           James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures                                         Title                                  Date
----------                                         -----                                  ----
/s/ James C. Swain*                                Chairman of the                        November 26, 1996
------------------                                 Board of Trustees
James C. Swain

/s/ Jon S. Fossel*                                 Trustee                                November 26, 1996
--------------------
Jon S. Fossel

/s/ George C. Bowen*                               Chief Financial                        November 26, 1996
-------------------                                and Accounting
George C. Bowen                                    Officer, Vice President
                                                   and Treasurer

/s/ Robert G. Avis*                                Trustee                                November 26, 1996
------------------
Robert G. Avis

/s/ William A. Baker*                              Trustee                                November 26, 1996
--------------------
William A. Baker



                                                            C-30




/s/ Charles Conrad, Jr.*                           Trustee                                November 26, 1996
-----------------------
Charles Conrad, Jr.

/s/ Sam Freedman                                   Trustee                                November 26, 1996
----------------------
Sam Freedman

/s/ Raymond J. Kalinowski*                         Trustee                                November 26, 1996
-------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*                                Trustee                                November 26, 1996
------------------
C. Howard Kast

/s/ Robert M. Kirchner*                            Trustee                                November 26, 1996
----------------------
Robert M. Kirchner

/s/ Bridget A. Macaskill*                          President and                          November 26, 1996
------------------------                           Trustee
Bridget A. Macaskill

/s/ Ned M. Steel*                                  Trustee                                November 26, 1996
----------------
Ned M. Steel



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact


                            OPPENHEIMER CASH RESERVES

                                  EXHIBIT INDEX


Exhibit No.


24(b)(4)(i)      Specimen Class A Share Certificate

24(b)(4)(ii)     Specimen Class B Share Certificate

24(b)(4)(iii)    Specimen Class C Share Certificate


24(b)(11)        Independent Auditors' Consent

24(b)(16)        Performance Data Calculation Schedule

24(b)(17)(i)     Financial Data Schedule for Class A Shares

24(b)(17)(ii)    Financial Data Schedule for Class B Shares

24(b)(17)(iii)   Financial Data Schedule for Class C Shares


     ----        Power of Attorney of Sam Freedman




                                                             C-32